     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 28, 2005


                                                            FILE NOS. 333-120705
                                                                       811-21677
________________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]

                         PRE-EFFECTIVE AMENDMENT NO. 3                       [x]

                          POST-EFFECTIVE AMENDMENT NO.                       [ ]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]

                                AMENDMENT NO. 3                              [x]
                              -------------------

                                 COHEN & STEERS
                        INTERNATIONAL REALTY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      757 THIRD AVENUE, NEW YORK, NY 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

                                              COPY TO:
                ROBERT H. STEERS                                            SARAH E. COGAN, ESQ.
 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.                        SIMPSON THACHER & BARTLETT LLP
                757 THIRD AVENUE                                            425 LEXINGTON AVENUE
               NEW YORK, NY 10017                                            NEW YORK, NY 10017
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

                              -------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

   [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

   [ ] ON (DATE) PURSUANT TO PARAGRAPH (B)

   [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

   [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

   [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

   [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

 IF APPROPRIATE, CHECK THE FOLLOWING BOX:

   [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
       DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

    Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

________________________________________________________________________________

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION
                              DATED MARCH 28, 2005


                [COHEN & STEERS INTERNATIONAL REALTY FUND LOGO]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                      CLASS A, CLASS B AND CLASS C SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                    Advisor
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                         Boston Financial Data Services
                                 P.O. Box 8123
                        Boston, Massachusetts 02266-8123
                           Telephone: (800) 437-9912

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
    APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
     PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                              COMMITTING A CRIME.

                                 MARCH  , 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1
    Investment Objective and Principal Investment
       Strategies...........................................    1
    Who Should Invest.......................................    1
    Principal Risks.........................................    2
    Historical Fund Performance.............................    2
FEES AND EXPENSES OF THE FUND...............................    3
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    5
    Objective...............................................    5
    Principal Investment Strategies.........................    5
    Additional Investment Information.......................    7
    Principal Risks of Investing in the Fund................    7
MANAGEMENT OF THE FUND......................................   10
    The Advisor and Subadvisor..............................   10
    Portfolio Managers......................................   11
HOW TO PURCHASE AND SELL FUND SHARES........................   11
    Pricing of Fund Shares..................................   11
    Purchasing the Class of Fund Shares that is Best for
       You..................................................   13
    Class A Shares..........................................   13
    Class B Shares..........................................   16
    Class C Shares..........................................   16
    Dealer Compensation.....................................
    A Note on Contingent Deferred Sales Charges.............   17
    Institutional Class.....................................   17
    Purchase Minimums.......................................   17
    Form of Payment.........................................   17
    Purchases of Fund Shares................................   18
    Purchases Through Dealers...............................   19
    Purchases Through the Distributor.......................   19
    Automatic Investment Plan...............................   19
    Exchange Privilege......................................   20
    How to Sell Fund Shares.................................   21
    Frequent Purchases and Redemptions of Fund Shares.......   22
ADDITIONAL INFORMATION......................................   23
    Distribution Plan.......................................   23
    Shareholder Service Plan................................   24
    Dividends and Distributions.............................   25
    Tax Considerations......................................   25
    Privacy Policy..........................................   26
FINANCIAL HIGHLIGHTS........................................   27

                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers International Realty Fund, Inc. (the
Fund) is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. The Fund may change its investment objective without stockholder approval, although it has no current intention to do so. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its total assets in a portfolio of non-U.S. real estate equity securities. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities.

A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or has at least 50% of its assets in real estate. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. While the Fund is not limited to investing in REIT-like entities, it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

Under normal market conditions, the Fund expects to have investments across different countries and regions. The Fund may, however, invest up to 20% of its total assets in the equity securities of REITs and other U.S. real estate companies. In addition, the Fund may invest up to 15% of its total assets in real estate equity securities of companies domiciled in emerging market countries.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

  to add exposure to non-U.S. real estate equity securities to your portfolio;

  a fund that may perform differently than other types of stock funds because of the Fund's focus on dividend-paying common stocks; and

  a fund offering the potential for both current income and long-term capital growth.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least six months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions. See How to Purchase and Sell Fund Shares -- Frequent Purchases and Redemptions of Fund Shares and -- How to Sell Fund Shares.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund's investment in such securities means that the net asset value and market price of the Fund's common shares may tend to decline if market interest rates rise.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country's overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Foreign Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Non-diversification. As a nondiversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

The Fund is a newly organized mutual fund, so performance information is not yet available.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                        CLASS A                  CLASS B           CLASS C
                                        -------                  -------           -------
STOCKHOLDER FEES (fees paid
  directly from your
  investment):
Maximum sales charge (load)
  imposed on purchases (as a
  percentage of offering
  price)......................         4.50%(1)                    0%                0%
Maximum sales charge (load)
  imposed on reinvested
  dividends (and other
  distributions) (as a
  percentage of offering
  price)......................           0%                        0%                0%
Maximum deferred sales charge
  (load) (as a percentage of
  original purchase price or
  redemption proceeds,
  whichever is lower).........           0%(2)               5% IN 1ST YEAR       1% IN 1ST
                                                             4% IN 2ND YEAR         YEAR
                                                         3% IN 3RD AND 4TH YEARS
                                                             2% IN 5TH YEAR
                                                             1% IN 6TH YEAR
                                                           NONE THEREAFTER(3)
Redemption Fee (as a
  percentage of redemption
  proceeds; also imposed on
  exchanges)..................  1.00% DURING THE FIRST             0%                0%
                                      SIX MONTHS;
                                   0% THEREAFTER(4)

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets):
                                                               CLASS A      CLASS B      CLASS C
                                                               -------      -------      -------
Management Fee...........................................        0.95%        0.95%        0.95%
Distribution (12b-1) Fees................................        0.25%        0.75%(5)     0.75%
Service Fee..............................................        0.10%        0.25%        0.25%
Other Expenses(6)........................................        0.83%        0.83%        0.83%
                                                                -----        -----        -----
Total Annual Fund Operating Expenses.....................        2.13%        2.78%        2.78%
FEE WAIVER/EXPENSE REIMBURSEMENT.........................       (0.43)%      (0.43)%      (0.43)%
                                                                -----        -----        -----
NET ANNUAL FUND OPERATING EXPENSES(7)....................        1.70%        2.35%        2.35%
                                                                -----        -----        -----
                                                                -----        -----        -----

---------
(1) Sales charges are reduced or eliminated for purchases of $100,000 or more.
(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.
(3) Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.
(4) The redemption and exchange fees are charged only to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount.
(5) Until conversion which occurs automatically at the end of the month which precedes the eighth anniversary of the purchase date.
(6) Based on estimated amounts for the current fiscal year.
(7) Through December 31, 2005, the Fund's Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.70% for the Class A shares and 2.35% for the Class B shares and Class C shares.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                                                  1         3
                                                                YEAR      YEARS
                                                                ----      -----
Class A shares..............................................    $615     $1,047
Class B shares
    Assuming redemption at the end of the period............     738      1,124
    Assuming no redemption at the end of the period.........     238        824
Class C shares
    Assuming redemption at the end of the period............     338        824
    Assuming no redemption at the end of the period.........     238        824

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------
OBJECTIVE


The investment objective of the Fund is total return through investment primarily in non-U.S. real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without stockholder approval, although it has no current intention to do so. Stockholders will be provided with at least 60 days prior written notice of any change to the Fund's investment objective. The Fund will, of course, concentrate its investments in the real estate industry.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its total assets in a portfolio of non-U.S. real estate equity securities. In addition, under normal market conditions, the Fund may also invest up to 20% of its total assets in other equity securities, including REITs and other U.S. real estate equity securities.

In making investment decisions on behalf of the Fund, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), and Houlihan Rovers S.A., the Fund's subadvisor (the Subadvisor), rely on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return, through a combination of dividend income and capital appreciation. The Advisor and Subadvisor each review a company's potential for success in light of the company's current financial condition, its industry position, and economic, and market conditions. The Advisor and the Subadvisor each evaluate a number of company-specific factors, including quality of management, financial condition, corporate governance, business plan and cash flow and dividend growth potential.

The Advisor will be responsible for the overall management of the Fund's portfolio, including the allocation of the portfolio among various regions and countries. The Advisor will have specific responsibility for making investment decisions with respect to U.S. and Canadian securities. The Advisor also is responsible for the supervision of the Subadvisor and the Advisor may collaborate with the Subadvisor on certain investments. The Subadvisor has specific responsibility for making portfolio investments with respect to European and Asian securities (including Australian securities) as well as collaborating with the Advisor on the overall portfolio allocation.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's statement of additional information (SAI).

Real Estate Companies

For purposes of the Fund's investment policies, a real estate company is one that:

  derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

  has at least 50% of its assets in such real estate.

Under normal circumstances, the Fund will invest at least 80% of its assets in the common stock and other equity securities of non-U.S. real estate companies. These equity securities can consist of:

  common stocks (including REIT shares or shares of similar REIT-like entities);

  rights or warrants to purchase common stocks;

  securities convertible into common stocks where the conversion feature represents, in the view of the Advisor or Subadvisor, a significant element of the securities' value; and

  preferred stocks.

Under normal market conditions, the Fund expects to have investments in real estate equity securities of companies across different countries and regions. In addition, the Fund will normally invest in real estate equity securities primarily in developed countries, but may invest up to 15% of its total assets in real estate equity securities of companies domiciled in emerging market countries.

Non-U.S. Real Estate Companies

The Fund will invest at least 80% of its assets in real estate companies outside the U.S. These companies may have characteristics that are similar to a REIT. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like entities pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. While the Fund is not limited to investing in REIT-like entities, it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

Real Estate Investment Trusts

The Fund may invest up to 20% of its total assets in U.S. real estate equity securities, including U.S. REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to stockholders if, among other things, it distributes to its stockholders substantially all of its taxable income (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Fund invests primarily in equity REITs.

Depositary Receipts

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

Other Securities

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the statement of additional information (SAI).

Illiquid Securities

The Fund will not invest more than 15% of its total assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Fund's Advisor or Subadvisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade fixed income securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor or Subadvisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income. See Tax Considerations.

Portfolio Holdings


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund's full portfolio holdings are published quarterly in reports sent to stockholders and such reports are made available on http://cohenandsteers.com in the 'Our Funds' section, generally within 30-60 days after the end of each quarter. The Fund also posts top 10 holdings quarterly on the website, generally within 15-30 days after the end of each quarter. The holdings information remains available until the next quarter's holdings are posted on the website.


--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Industry

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

  declines in the value of real estate;

  risks related to general and local economic conditions;

  possible lack of availability of mortgage funds;

  overbuilding;

  extended vacancies of properties;

  increased competition;

  increases in property taxes and operating expenses;

  changes in zoning laws;

  losses due to costs resulting from the clean-up of environmental problems;

  liability to third parties for damages resulting from environmental problems;

  casualty or condemnation losses;

  limitations on rents;

  changes in neighborhood values and the appeal of properties to tenants; and

  changes in interest rates.

Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

General Risks of Foreign (Non-U.S.) Securities

Although it is not the Fund's current intent, the Fund may invest up to 100% of its total assets in foreign (non-U.S.) securities. Under normal market conditions, the Fund intends to invest at least 80% of its total assets in non-U.S. real estate equity securities. Investments in such securities are particularly speculative. Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

  future foreign economic, financial, political and social developments;

  different legal systems;

  the possible imposition of exchange controls or other foreign governmental laws or restrictions;

  less governmental supervision;

  regulation changes;

  changes in currency exchange rates;
  less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

  high and volatile rates of inflation;

  fluctuating interest rates;

  different accounting, auditing and financial record-keeping standards and requirements; and

  dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

  the possibility of expropriation of assets;

  confiscatory taxation;

  difficulty in obtaining or enforcing a court judgment;

  economic, political or social instability; and

  diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

  growth of gross domestic product;

  rates of inflation;

  capital reinvestment;

  resources;

  self-sufficiency; and

  balance of payments position.

In addition, certain investments in Foreign Securities also may be subject to foreign withholding taxes.

Risks of Investing in REITs

In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Emerging Markets Risk

The Fund may invest up to 15% of its total assets in foreign securities of companies domiciled in so-called 'emerging markets' (or lesser developed countries). Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

As a result of these potential risks, the Advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor or Subadvisor, have had no or limited prior experience.

Foreign Currency Risk and Currency Hedging Risk

Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Smaller Companies.

Even the larger real estate companies may be small to medium-sized companies in relation to the equity markets as a whole. Real estate equity share prices therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE ADVISOR AND SUBADVISOR

Cohen & Steers Capital Management, Inc., a registered investment advisor with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Board of Directors of the Fund. The Advisor will be responsible for the overall management of the Fund's portfolio, including the allocation of the portfolio among various regions and countries. The Advisor will have specific responsibility for making investment decisions with respect to U.S. and Canadian securities. The Advisor also is responsible for the supervision of the Subadvisor, and may collaborate with the Subadvisor on certain investments. The Subadvisor has specific responsibility for making portfolio investments with respect to European and Asian securities (including Australian securities) as well as collaborating with the Advisor on the overall portfolio allocation.

The Advisor, a registered investment adviser, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol 'CNS.'

Under its Investment Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund's portfolio, and generally oversees the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Advisor, as well. The Advisor also selects brokers and dealers to execute the Fund's portfolio transactions in U.S. securities.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 0.95% of the average daily net asset value of the Fund for the first $1.5 billion and 0.85% of the average daily net asset value in excess of $1.5 billion. This fee is allocated among the separate classes based on the classes' proportionate shares of such average daily net asset value. In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. A discussion regarding the Board of Directors' basis for approving the Investment Advisory Agreement is available in the SAI.

Houlihan Rovers S.A., with offices located at 166 Chausee de la Hulpe, Brussels, Belgium, has been retained as Subadvisor. The Subadvisor was formed in February 2000 and is a registered investment adviser. As of December 31, 2004, the Subadvisor managed approximately $569 million in assets for institutional clients as well as two Luxembourg-based investment companies. For its services under the Subadvisory Agreement between the Advisor and the Subadvisor, the Advisor (not the Fund) pays the Subadvisor a monthly fee at the annual rate of 0.30% of the average daily net asset value of the Fund. The Advisor's parent company owns 50% of the capital stock of the Subadvisor. The Subadvisor has not previously served as investment adviser to a U.S. registered investment company.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers are:

  Martin Cohen -- Mr. Cohen is a director, president and treasurer of the Fund, co-founder, co-chairman and co-chief executive officer of the Advisor and its parent company, Cohen & Steers, Inc.; and vice president of Cohen & Steers Securities, LLC, the Fund's distributor.

  Robert H. Steers -- Mr. Steers is a director, chairman and secretary of the Fund, co-founder, co-chairman and co-chief executive officer of the Advisor and its parent company, Cohen & Steers, Inc.; and president of Cohen & Steers Securities, LLC, the Fund's distributor.

  Joseph M. Harvey -- Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and its parent company, Cohen & Steers, Inc. Prior to August 2003, he was a senior vice president and the Director of Investment Research for the Advisor.

  James S. Corl -- Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and its parent company, Cohen & Steers, Inc. Prior to that, Mr. Corl was senior vice president of the Advisor.

  W. Joseph Houlihan -- Mr. Houlihan has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

  Gerios J.M. Rovers -- Mr. Rovers has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium.

  The Advisor utilizes a team-based approach in managing the Fund. Mr. Cohen and Mr. Steers are the leaders of this team and they act in a supervisory capacity. Mr. Harvey and Mr. Corl direct and supervise the execution of the Fund's investment strategy, and lead and guide the other members of the Advisor's real estate securities investment team. In addition, Mr. Corl serves as chief investment officer of real estate securities investment management for the Advisor and in this role he oversees the Advisor's securities research analysts.


  The Subadvisor also utilizes a team-based approach in managing the Fund. Mr. Houlihan and Mr. Rovers are the leaders of this team and in this role they are actively involved in the day-to-day management of the Fund and supervise and direct the activities of the research analysts. Messrs. Cohen, Steers, Harvey and Corl also collaborate with the Subadvisor on certain investments.


  All of the Fund's portfolio managers collaborate with respect to the process for allocating the Fund's assets among specific investments in the various regions and countries.

  The Statement of Additional Information contains additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------
PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund's shares is the net asset value (NAV) of that class of shares next determined after we receive your order in proper form, less any applicable sales charge or redemption fee. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day's NAV; orders received after the close of trading on the NYSE will receive the next day's NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund's behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker's designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for each class by adding the market value of all securities and other assets in the Fund's portfolio attributable to that class, subtracting liabilities attributable to that class, and dividing by the total number of shares of that class then outstanding.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors.

Circumstances in which market prices may be unavailable, include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

THE FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO WITHDRAW OR SUSPEND THE OFFERING OF SHARES AT ANY TIME. THE FUND MAY ALSO REQUEST ADDITIONAL INFORMATION FROM YOU IN ORDER TO VERIFY YOUR IDENTITY. IF YOU DO NOT PROVIDE THIS INFORMATION OR IF SUCH INFORMATION CANNOT BE VERIFIED, WE RESERVE THE
RIGHT TO CLOSE YOUR ACCOUNT TO THE EXTENT REQUIRED OR PERMITTED BY APPLICABLE LAW OR REGULATIONS, INCLUDING THOSE RELATING TO THE PREVENTION OF MONEY LAUNDERING.

--------------------------------------------------------------------------------
PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

All mutual funds incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their stockholders. Some of the most common fees include:

   Initial Sales Loads..........  A percentage fee deducted from your initial investment.

   Contingent Deferred Sales
     Charges....................  A percentage fee deducted from your sales proceeds based on the
                                  length of time you own your
                                  shares.

   Distribution 12b-1 Fees......  An annual percentage fee used to pay for distribution expenses.

   Service Fees.................  An annual percentage fee used to pay for the cost of servicing
                                  stockholder accounts.

   Redemption Fee...............  A percentage fee deducted from your redemption amount.

This Prospectus offers three separate classes of shares to give you the most flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Since each investor's financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

--------------------------------------------------------------------------------
CLASS A SHARES

   Initial Sales Loads -- The following initial sales loads apply to Class A shares:

                          SALES CHARGE AS
                          A PERCENTAGE OF
                          ---------------
                       OFFERING   NET AMOUNT
  INVESTMENT AMOUNT     PRICE*     INVESTED
---------------------   ------     --------
Less than $100,000...   4.50%       4.71%
$100,000 but less
  than $250,000......   3.75%       3.90%
$250,000 but less
  than $500,000......   2.75%       2.83%
$500,000 but less
  than $1 million....   2.25%       2.30%
$1 million or more...    None        None

---------
* 'Offering Price' is the amount you actually pay for Fund shares; it includes the initial sales charge.

  Contingent Deferred Sales Charge -- None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current net asset value or the original cost of the shares that you sell.

  Distribution 12b-1 Fees -- 0.25% of average daily net assets annually.

  Service Fees -- 0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

  you prefer to pay an initial sales load and have the benefit of lower continuing fees;

  you expect to maintain your investment for an extended period of time; and

  you qualify for a reduced initial sales load due to the size of your investment.

Reducing Your Initial Sales Load. As shown in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

AGGREGATING ACCOUNTS. The size of the total investment applies to the total amount being invested by any person, which includes:

  you, your spouse and children under the age of 21;

  a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved; and

  any U.S. bank or investment advisor purchasing shares for its investment advisory clients.

RIGHTS OF ACCUMULATION. A person (defined above) may take into account not only the amount being invested, but also the current NAV of the shares of the Fund and shares of other Cohen & Steers open-end funds that impose initial sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.

LETTER OF INTENTION. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the Fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the Fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their net asset value on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the Fund, the transfer agent or your dealer or financial intermediary may not maintain this information. Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.

At the time of your purchase, you must inform the Fund, your dealer or other financial intermediary of any other investment in the Fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the Fund, your dealer or other intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS FROM HTTP://COHENANDSTEERS.COM, THE SAI OR YOUR DEALER OR FINANCIAL INTERMEDIARY.

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases). See the SAI for additional information on NAV Purchases. The Fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the Fund's sole discretion, for redemptions/ exchanges, by:
(i) retirement and deferred compensation plans, banks or trust company accounts, asset allocation programs or managed account programs, (ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying stockholders,
(iii) accounts due to death or disability of a stockholder and (iv) certain other accounts as approved by the Fund. See How to

Sell Fund Shares -- Other Redemption Information -- Payment of Redemption Proceeds.

Dealer Commission. Cohen & Steers Securities, LLC, the Fund's distributor (the distributor), may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class B and Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the net asset value per share next determined after we receive your request. The transfer agent must be informed that your new purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT. THE ABILITY OF A STOCKHOLDER TO UTILIZE THE REINSTATEMENT PRIVILEGE IS SUBJECT TO THE FUND'S RIGHT TO REJECT ANY PURCHASE OR EXCHANGE ORDER IF IT BELIEVES SUCH STOCKHOLDER IS ENGAGED IN OR HAS ENGAGED IN, MARKET TIMING OR OTHER ABUSIVE TRADING PRACTICES.

------------------------------------------------------------------------------------------------------
 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

           THE USA PATRIOT ACT

           TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES,
           FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION
           THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

           WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK YOU FOR YOUR NAME, ADDRESS,
           DATE OF BIRTH AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. THIS INFORMATION
           WILL BE VERIFIED TO ENSURE THE IDENTITY OF ALL INDIVIDUALS OPENING A MUTUAL FUND ACCOUNT.

                                        SUBSCRIPTION AGREEMENT

------------------------------------------------------------------------------------------------------
 1         ACCOUNT TYPE (Please print; indicate only one registration type)

[ ]        A. INDIVIDUAL OR JOINT ACCOUNT*

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Name                              Social Security Number**                  Date of Birth

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Name of Joint Owner, if any       Social Security Number**                  Date of Birth

           Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                       ------------------------------------
                                                                                               Country of Citizenship

[ ]        B. UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Custodian's name (only one        Social Security Number**                  Date of Birth
           permitted)

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Minor's name (only one            Social Security Number**                  Date of Birth
           permitted)

           under the                                  Uniform Gifts/Transfers to Minors Act
                    ---------------------------------
                        (state residence of minor)

           Citizenship: of custodian [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -----------------------
                                                                                                    Country of Citizenship

           Citizenship: of minor     [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -----------------------
                                                                                                    Country of Citizenship

[ ]        C. TRUST, CORPORATION OR OTHER ENTITY

           ---------------------------------------------      ------------------------------        -----------------------
           Name of Trust, Corporation or Other Entity         Tax Identification Number**           Date of Trust Agreement

           Check the box that describes the entity establishing the account:
           [ ] U.S. Financial Institution governed by a federal regulator.
           [ ] Bank governed by a U.S. state bank regulator.
           [ ] Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock
               Market. If so, please provide ticker symbol: __________
           [ ] Retirement plan governed by ERISA.
           [ ] Trust. Attach a copy of the Trust Agreement.
           [ ] Partnership. Attach a copy of Partnership Agreement.
           [ ] U.S. Government Agency or Instrumentality.
           [ ] Other.                Attach copy of document that formed entity or by laws or similar document.
                     ---------------
               Call (800) 437-9912 to see if additional information is required.

           ---------
           *   All joint registrations will be registered as 'joint tenants with rights of survivorship' unless otherwise specified.
           **  If applied for, include a copy of application for social security or tax identification number.
           *** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 2    AUTHORIZED PERSONS

      IF YOU ARE ESTABLISHING AN ACCOUNT UNDER 1C ABOVE AS A (I) CORPORATION (NON-PUBLICLY TRADED), (II) PARTNERSHIP,
      (III) TRUST OR (IV) OTHER, INFORMATION ON EACH OF THE INDIVIDUALS AUTHORIZED TO EFFECT TRANSACTIONS MUST BE
      PROVIDED BELOW:

                                                        -       -
           -------------------------------   --- --- --- --- --- --- --- --- ---       --------------------
           Authorized Individual/Trustee     Social Security Number*                   Date of Birth

                                                        -       -
           -------------------------------   --- --- --- --- --- --- --- --- ---       --------------------
           Authorized Individual/Trustee     Social Security Number*                   Date of Birth

           Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien**:
                                                                                      -------------------------------------
                                                                                               Country of Citizenship

      (If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

      *  If applied for, include a copy of application for social security number.
      ** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 3    ADDRESS

      (IF MAILING ADDRESS IS A POST OFFICE BOX, A STREET ADDRESS IS ALSO REQUIRED. APO AND FPO ADDRESSES WILL BE ACCEPTED)

      REGISTRANT STREET ADDRESS

                                                                                (          )
      ---------------------------------------------------------------------     -------------------------------------------
      Street                                                                    Home Telephone Number

                                                                                (          )
      ---------------------------------------------------------------------     -------------------------------------------
      City and State                      Zip Code                              Business Telephone Number

      Mailing Address                         City                    State                          Zip
                     ----------------------       -----------------        -----------------------   ----------------------

      JOINT REGISTRANT STREET ADDRESS (REQUIRED IF DIFFERENT THAN REGISTRANT ADDRESS ABOVE)

      Address                                 City                    State                          Zip
             ------------------------------       -----------------        -----------------------   ----------------------

--------------------------------------------------------------------------------------------------------------------------
 4    INVESTMENT INFORMATION

      CLASS OF SHARES (please check one:)  [ ] A   [ ] B   [ ] C
        (Class A purchased if no box checked)

      $                  Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by
       -----------------
       (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Global International Fund, Inc.'

       [ ] Wire through the Federal Reserve System.*
                                                    -----------------------------------------------

      * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the PURCHASE OF
        FUND SHARES section of the Prospectus for wire instructions.

--------------------------------------------------------------------------------------------------------------------------
 5    AUTOMATIC INVESTMENT PLAN

      A. The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund's
         Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

         Please debit $                from my checking account beginning on               *.
                       ---------------                                      --------------
                                                                               (Month)

      Please debit my account on (check one): [ ] 1st of Month    [ ] 15th of Month

      B. [ ] Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($100 minimum) deducted from your checking account.*

      * To initiate the Automatic Investment Plan or the Auto-Buy option, Section 10 of this Subscription Agreement must be completed.

                  PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

--------------------------------------------------------------------------------------------------------------------------
 6    REDUCED SALES CHARGE (CLASS A ONLY)

      RIGHTS OF AGGREGATION OR ACCUMULATION

       [ ] I apply for rights of aggregation reduced sales charges based on the following accounts:

       [ ] I apply for rights of accumulation reduced sales charges based on the following accounts:

       Account Name                                          Social Security Number
       ------------                                          ----------------------

      1.                                                                -       -
      ---------------------------------------------------    --- --- --- --- --- --- --- --- ---

      2.                                                                -       -
      ---------------------------------------------------    --- --- --- --- --- --- --- --- ---

      3.                                                                -       -
      ---------------------------------------------------    --- --- --- --- --- --- --- --- ---

      LETTER OF INTENT

       [ ] I am already investing under an existing Letter of Intent.

       [ ] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 12 month period, I plan
           to invest a dollar amount of at least: [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000

      NET ASSET VALUE PURCHASE

       [ ] I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the
           Prospectus.

--------------------------------------------------------------------------------------------------------------------------
 7    EXCHANGE PRIVILEGES

      Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the EXCHANGE PRIVILEGE section of the
      Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.

--------------------------------------------------------------------------------------------------------------------------
 8    REDEMPTION PRIVILEGES

      Stockholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND
      SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the transfer agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the fund's current prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete Section 10).

--------------------------------------------------------------------------------------------------------------------------
 9    DISTRIBUTION OPTIONS

      Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

      Dividends          [ ] Reinvest.      [ ] Pay in cash.

      Capital Gains      [ ] Reinvest.      [ ] Pay in cash.

      [ ] I wish to have my distributions paid by wire (please complete Section 10).

--------------------------------------------------------------------------------------------------------------------------
 10   BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR AUTOMATIC INVESTMENT PLAN)

      PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

      ---------------------------------------------------------------------     -------------------------------------------
      Bank Name                                                                 Bank ABA Number

      ---------------------------------------------------------------------     -------------------------------------------
      Street or P.O. Box                                                        Bank Account Number

      ---------------------------------------------------------------------     -------------------------------------------
      City and State                          Zip Code                          Account Name

---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 11   SIGNATURE AND CERTIFICATIONS

(a)  By signing this agreement, I represent and warrant that:

         (1)  I have the full right, power, capacity and authority to invest in the Fund;

         (2)  I am of legal age in my state of residence or am an emancipated minor;

         (3)  All of the information on this agreement is true and correct; and

         (4)  I will notify the Fund immediately if there is any change in this information.

(b)  I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund's Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)  If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

         (1)  THE TAXPAYER IDENTIFICATION NUMBER AND TAX STATUS SHOWN ON THIS FORM ARE CORRECT.

         (2)  I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE:

                I AM EXEMPT FROM BACKUP WITHHOLDING, OR

                I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I AM
                SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST
                OR DIVIDENDS, OR

                THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING
                NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OR DIVIDENDS ON YOUR
                TAX RETURN, YOU MUST CROSS OUT THIS ITEM 2.

         (3)  I AM A U.S. PERSON (INCLUDING RESIDENT ALIEN).

(d)  If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

         (1)  Indicate country of residence for tax purposes
                                                            ----------------------------

              Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)  Additional Certification:

         (1)  Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control
              of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our)
              investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

         (2)  I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

     THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER
     THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


      x                                                   x
      ------------------------------------   ---------   -------------------------------------   ----------
      Signature* (Owner, Trustee, Etc.)         Date     Signature* (Joint Owner, Co-Trustee)      Date

      ------------------------------------
      Name and Title

---------

* If shares are to be registered in (1) joint names, both persons should sign,
  (2) a custodian's name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

 Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

-------------------------------------------------------------------------------------------
  FOR AUTHORIZED DEALER USE ONLY

      We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intent, Rights of Accumulation or Rights of Aggregation. If the Subscription
      Agreement includes a Telephone Redemption Privilege, we guarantee the signature(s) above.

----------------------------------------------       ----------------------------------------------
Dealer's Name                                        Dealer Number

----------------------------------------------       ----------------------------------------------
Main Office Address                                  Branch Number

----------------------------------------------       ----------------------------------------------
Representative's Name                                Rep. Number
                                                     (           )
----------------------------------------------       ----------------------------------------------
Branch Address                                       Telephone Number

----------------------------------------------       ----------------------------------------------
Authorized Signature of Dealer                       Date

--------------------------------------------------------------------------------

CLASS B SHARES

  Initial Sales Loads -- None.

  Contingent Deferred Sales Charge (CDSC) -- If you redeem your Class B shares within six years of their purchase, you will be subject to the following charge which is based on the lesser of the current net asset value of your shares or their original cost:

YEAR SINCE PURCHASE                CDSC
-------------------                ----
Less than 1 year.................  5.0%
1 to 2 years.....................  4.0%
2 to 4 years.....................  3.0%
4 to 5 years.....................  2.0%
5 to 6 years.....................  1.0%
6 years or more..................  None

  Distribution 12b-1 Fees -- 0.75% of average daily net assets annually, until your Class B shares are converted to Class A shares, which will occur automatically at the end of the month which precedes the 8th anniversary of your purchase date.

  Service Fees -- 0.25% of average daily net assets annually.

You may want to purchase Class B shares if:

  you choose to pay no initial sales load and higher continuing fees; and

  you prefer to have all of your assets invested initially.

The following is additional information about Class B shares:

Dealer Commission. The Distributor may pay a commission of up to 4% to dealers who sell Class B shares.

Automatic Conversion through Reinvestment. Class B shares that you purchase through reinvestment of dividends and distributions will convert automatically to Class A shares in the same manner (discussed above) as other Class B shares that you may own.

Potentially Higher Costs. You should bear in mind that higher continuing distribution fees plus applicable contingent deferred sales charges may cause the total fees you pay to exceed the total fees that would be payable on the same amount of Class A or Class C shares, particularly if you sell your Class B shares shortly after you purchase them or if you qualify for a reduced initial sales load when purchasing Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class B shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

--------------------------------------------------------------------------------
CLASS C SHARES

  Initial Sales Loads -- None.

  Contingent Deferred Sales Charge -- You may pay a charge equal to 1% of the lesser of the current net asset value of your shares or their original cost if you sell your shares within one year of their purchase.

  Distribution 12b-1 Fees -- 0.75% of average daily net assets.

  Service Fees -- 0.25% of average daily net assets.

You may want to purchase Class C shares if:

  you prefer to have all of your assets invested initially; and

  you are uncertain as to the length of time you intend to hold your shares of the Fund.

The following is additional information about Class C shares:

Dealer Commission. The Distributor may pay a commission of up to 1% to dealers who sell Class C shares.

No Automatic Conversion Feature. Although as a Class C stockholder you benefit from a shorter contingent deferred sales charge period, you forgo the Class B automatic conversion feature, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A or Class B shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

--------------------------------------------------------------------------------
A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All contingent deferred sales charges will be waived on redemptions of shares following the death or disability of a stockholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

In addition to offering Class A, Class B and Class C shares, the Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares are generally distributed directly by the Distributor and do not have a front-end sales load or a contingent deferred sales charge, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund's Class I shares, contact the Fund or the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order and we reserve the right to waive or change these minimum investment requirements. You can purchase the Fund's shares through authorized dealers or directly through the Distributor. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

--------------------------------------------------------------------------------
PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

  name of the Fund;

  class of shares;

  name(s) in which shares are to be registered;

  address;

  social security or tax identification number (where applicable);

  dividend payment election;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA #
  Attn: Cohen & Steers International Realty
  Fund, Inc.
  For further credit to: (Account name)
  Account Number: (provided by the
  Transfer Agent).

3. Complete the Subscription Agreement included in the center of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

  Boston Financial Data Services
  Attn: Cohen & Steers Funds
  P.O. Box 8123
  Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement included in the center of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

  name of the Fund;

  class of shares;

  account number;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA #
  Attn: Cohen & Steers International Realty
  Fund, Inc.
  For further credit to: (Account Name)
  Account Number: (provided by the
  Transfer Agent).

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of the Fund by automated clearing house
(ACH). To elect the Auto-Buy option, select it on your account application or call the Transfer Agent and request an optional stockholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

--------------------------------------------------------------------------------
PURCHASES THROUGH DEALERS

You may purchase the Fund's shares through selected securities dealers with whom the Distributor has sales agreements. You may obtain additional Subscription Agreements from the authorized dealers. For a list of authorized dealers, please contact the Fund at (800) 437-9912.

Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund's shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling purchase transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

--------------------------------------------------------------------------------
PURCHASES THROUGH THE DISTRIBUTOR

You may purchase shares of the Fund through the Distributor by mailing a check made payable to Cohen & Steers International Realty Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers International Realty Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. The Distributor will deduct any applicable sales charge from your payment.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included in the center of this Prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds. If you exchange Fund shares for shares of another Cohen & Steers open-end fund that imposed an initial or contingent deferred sales charge, you must exchange into shares of the same class of such other fund and this transaction will not be subject to a sales charge. In computing the holding period for purposes of the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange. If you exchange Fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SsgA Money Market Fund (described below), then that exchange will be subject to applicable contingent deferred sales charges. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SsgA Money Market Fund for shares of the Fund, then that exchange will be subject to applicable initial sales charges.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the Fund's sole discretion, for redemptions: (i) retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed account programs,
(ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying stockholders, (iii) accounts due to death or disability of a stockholder and (iv) certain other accounts as approved by the Fund. See How to Sell Fund Shares -- Other Redemption Information -- Payment of Redemption Proceeds.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest. All exchanges will be subject to any applicable sales charges. In particular, if you acquire shares of other Cohen & Steers mutual funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable initial sales charge.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Tax Considerations. The exchange privilege is available to stockholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL STOCKHOLDERS upon 60 days prior written notice and this privilege may be revoked immediately with respect to any stockholder if the Fund believes that this stockholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers, by telephone or through the transfer agent. If your shares are held in your dealer's 'street name,' you must redeem your shares through your dealer.

Redemptions Through Dealers

If you have an account with an authorized dealer, you may submit a redemption request to that dealer. Dealers are responsible for promptly transmitting redemption requests to the Distributor. Dealers may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer for more information about any additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund's Transfer Agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern Time. If we receive your telephone redemption request after 4:00 p.m., Eastern Time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO STOCKHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

  Boston Financial Data Services
  P.O. Box 8123
  Boston, Massachusetts 02266-8123
  Attn: Cohen & Steers International Realty
  Fund, Inc.

A written redemption request must:

  state the number of shares or dollar amount to be redeemed;

  identify your account number and tax identification number; and

  be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the Fund's sole discretion, for redemptions/exchanges by: (i) retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed accounts programs, (ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying stockholders, (iii) accounts due to death or disability of a stockholder and (iv) certain other accounts as approved by the Fund. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

  written requests to wire redemption
  proceeds (if not previously authorized on the subscription agreement);

  sending redemption proceeds to any person, address or bank account not on record;

  transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours; and

  establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance. Additionally, market timing is a concern for the Fund because the Fund's portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.


Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund's shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a stockholder may make, although the Fund reserves the right to reject or refuse any purchase request that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a stockholder is engaged in, or has engaged in, market timing or excessive trading, we will place a block on all further purchases or exchanges of Fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the fund charges a 1.00% redemption fee on certain redemptions and this fee is intended to compensate the fund for the costs that short-term investors impose. The fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of stockholder transactions, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, the Fund is unable to directly monitor the trading activity of beneficial owners of the Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular stockholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the Fund will be able to identify stockholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a Distribution Plan) which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay the Distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund's net assets attributable to the Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund's shares and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. Payments received with respect to Class B shares may be used for these purposes. The Distributor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

--------------------------------------------------------------------------------
STOCKHOLDER SERVICES PLAN

The Fund has adopted a stockholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as stockholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the stockholder servicing agents perform certain stockholder services not otherwise provided by the Fund's Transfer Agent. For these services, the Fund may pay the stockholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares owned by investors for which the stockholder servicing agent maintains a servicing relationship.

Among the services provided by stockholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for stockholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and stockholder reports to stockholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a stockholder may request.

--------------------------------------------------------------------------------
OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the SAI.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS


The following discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. This discussion assumes you are a U.S. stockholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund. Dividends paid to you out of the Fund's current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income (i.e. generally dividends paid by U.S. corporations and 'qualified foreign corporations') will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs, if any, will generally not be treated as qualified dividend income. A foreign corporation is a 'qualified foreign corporation' if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A 'qualified foreign corporation' does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.


A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or otherwise dispose of your Fund shares, or have shares repurchased by the Fund, you may realize a capital gain or loss which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you fail to provide us with your correct taxpayer identification number;

  fail to make required certifications; or

  have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Certain dividends and other distributions received from sources outside the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50 percent of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund will make an election to pass through to its stockholders the amount of foreign taxes paid by it.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Federal income tax law. If the Fund so qualifies and distributes each year to its stockholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to stockholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, unless the Fund elects to use a calendar year, plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

--------------------------------------------------------------------------------
PRIVACY POLICY

The Fund is committed to maintaining the privacy of its stockholders and to safeguarding their personal information. The following is provided to help you understand what personal information the Fund collects, how we protect that information, and why in certain cases we may share this information with others. In order to conduct and process your business in an accurate and efficient manner, we may collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.

The Fund does not disclose any personal information about its stockholders or former stockholders to anyone, except as required or permitted by law or as is necessary to service stockholder accounts. We will share information with organizations, such as the Fund's transfer agent, that assist the Fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise as may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the Fund restricts access to personal information about its stockholders to employees of the Advisor who have a legitimate business need for the information.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The Fund is a newly organized mutual fund so financial highlights are not yet available.

                              [COHEN & STEERS
                      INTERNATIONAL REALTY FUND LOGO]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers International Realty Fund, Inc., the following documents are available to you without any charge either upon request or at http://cohenandsteers.com:

  Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into the Prospectus and is legally considered to be part of this Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make any other inquiries, please contact us:

By telephone                 (800) 437-9912

By mail                      Cohen & Steers International Realty Fund, Inc.
                             c/o Boston Financial Data Services
                             P.O. Box 8123
                             Boston, Massachusetts 02266-8123

By e-mail                    marketing@csreit.com

On the Internet              http://cohenandsteers.com


This information may also be available from your broker or financial advisor. In addition, information about the Fund (including the Fund's SAI) may also be obtained from the Securities and Exchange Commission (the SEC):

  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.

  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017


SEC File No. 811-21677

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION
                              DATED MARCH 28, 2005


                     [COHEN & STEERS INTERNATIONAL REALTY FUND LOGO]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                                 CLASS I SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                    Advisor
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                         Boston Financial Data Services
                                 P.O. Box 8123
                        Boston, Massachusetts 02266-8123
                           Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
  PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                              COMMITTING A CRIME.

                                 MARCH  , 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1

    Investment Objective and Principal Investment
       Strategies...........................................    1

    Who Should Invest.......................................    1

    Principal Risks.........................................    2

    Historical Fund Performance.............................    3

FEES AND EXPENSES OF THE FUND...............................    3

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    4

    Objective...............................................    4

    Principal Investment Strategies.........................    4

    Additional Investment Information.......................    6

    Principal Risks of Investing in the Fund................    6

MANAGEMENT OF THE FUND......................................    9

    The Advisor and Subadvisor..............................    9

    Portfolio Managers......................................   10

HOW TO PURCHASE AND SELL FUND SHARES........................   11

    Pricing of Fund Shares..................................   11

    Types of Stockholders Qualified to Purchase Class I
       Shares...............................................   12

    Purchase Minimums.......................................   12

    Additional Classes Offered..............................   13

    Form of Payment.........................................   13

    Purchases of Fund Shares................................   13

    Automatic Investment Plan...............................   14

    Exchange Privilege......................................   14

    How To Sell Fund Shares.................................   15

    Frequent Purchases and Redemptions of Fund Shares.......   17

ADDITIONAL INFORMATION......................................   18

    Other Compensation......................................   18

    Dividends and Distributions.............................   18

    Tax Considerations......................................   18

    Privacy Policy..........................................   19

FINANCIAL HIGHLIGHTS........................................   20

                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers International Realty Fund, Inc. (the
Fund) is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. The Fund may change its investment objective without stockholder approval, although it has no current intention to do so. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its total assets in a portfolio of non-U.S. real estate equity securities. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities.

A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or has at least 50% of its assets in real estate. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. While the Fund is not limited to investing in REIT-like entities, it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

Under normal market conditions, the Fund expects to have investments across different countries and regions. The Fund may, however, invest up to 20% of its total assets in the equity securities of REITs and other U.S. real estate companies. In addition, the Fund may invest up to 15% of its total assets in real estate equity securities of companies domiciled in emerging market countries.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

  to add exposure to non-U.S. real estate equity securities to your portfolio;

  a fund that may perform differently than other types of stock or funds because of the Fund's focus on dividend-paying common stocks; and

  a fund offering the potential for both current income and long-term capital growth.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least six months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions. See How to Purchase and Sell Fund Shares -- Frequent Purchases and Redemptions of Fund Shares and -- How to Sell Fund Shares.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund's investment in such securities means that the net asset value and market price of the Fund's common shares may tend to decline if market interest rates rise.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging country's overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Foreign Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Non-diversification. As a nondiversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

The Fund is a newly organized mutual fund, so performance information is not yet available.
--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

STOCKHOLDER FEES (fees paid directly from your
  investment):....................................        None
                                                     1.00% during the
                                                        first six
Redemption Fee (as a percentage of redemption             months;
  proceeds; also imposed on exchanges).............   0% thereafter
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets):
Management Fee.....................................        0.95%
Other Expenses(1)..................................        0.83%
                                                          -----
Total Annual Fund Operating Expenses...............        1.78%
Fee Waiver/Expense Reimbursement(2)................       (0.43)%
                                                          -----
Net Annual Fund Operating Expenses(2)..............        1.35%
                                                          =====

---------

(1) Based on estimated amounts for the current fiscal year.

(2) Through December 31, 2005, the Fund's Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.35% for the Class I shares.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

  1         3
 YEAR     YEARS
 ----     -----
 $137     $518

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------
OBJECTIVE


The investment objective of the Fund is total return through investment primarily in non-U.S. real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without stockholder approval, although it has no current intention to do so. Stockholders will be provided with at least 60 days prior written notice of any change to the Fund's investment objective. The Fund will, of course, concentrate its investments in the real estate industry.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its total assets in a portfolio of non-U.S. real estate equity securities. In addition, under normal market conditions, the Fund may also invest up to 20% of its total assets in other equity securities, including REITs and other U.S. real estate equity securities.

In making investment decisions on behalf of the Fund, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), and Houlihan Rovers S.A., the Fund's subadvisor (the Subadvisor), rely on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return, through a combination of dividend income and capital appreciation. The Advisor and Subadvisor each review a company's potential for success in light of the company's current financial condition, its industry position, and economic, and market conditions. The Advisor and the Subadvisor each evaluate a number of company-specific factors, including quality of management, financial condition, corporate governance, business plan and cash flow and dividend growth potential.

The Advisor will be responsible for the overall management of the Fund's portfolio, including the allocation of the portfolio among the various regions and countries. The Advisor will have specific responsibility for making investment decisions with respect to U.S. and Canadian securities. The Advisor also is responsible for the supervision of the Subadvisor, and the Advisor may collaborate with the Subadvisor on certain investments. The Subadvisor has specific responsibility for making portfolio investments with respect to European and Asian securities (including Australian securities) as well as collaborating with the Advisor on the overall portfolio allocation.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's statement of additional information (SAI).

Real Estate Companies

For purposes of the Fund's investment policies, a real estate company is one that:

  derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

  has at least 50% of its assets in such real estate.

Under normal circumstances, the Fund will invest substantially all of its assets in the common stock and other equity securities of non-U.S. real estate companies. These equity securities can consist of:

  common stocks (including REIT shares or shares of similar REIT-like entities);

  rights or warrants to purchase common stocks;

  securities convertible into common stocks where the conversion feature represents, in the view of the Advisor or Subadvisor, a significant element of the securities' value; and

  preferred stocks.

Under normal market conditions, the Fund expects to have investments in real estate equity securities of companies across different countries and regions. In addition, the Fund will normally invest in real estate equity securities primarily in developed countries, but may invest up to 15% of its total assets in real estate equity securities of companies domiciled in emerging market countries.

Non-U.S. Real Estate Companies

The Fund will invest at least 80% of its assets in real estate companies outside the U.S. These companies may have characteristics that are similar to a REIT entity. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like entities pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. While the Fund is not limited to investing in REIT-like entitites, it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

Real Estate Investment Trusts

The Fund may invest up to 20% of its assets in U.S. REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to stockholders if, among other things, it distributes to its stockholders substantially all of its taxable income (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Fund invests primarily in equity REITs.

Depositary Receipts

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

Other Securities

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the statement of additional information (SAI).

Illiquid Securites

The Fund will not invest more than 15% of its total assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Fund's Advisor or Subadvisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade fixed income securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor or Subadvisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income. See Tax Considerations.

Portfolio Holdings


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund's full portfolio holdings are published quarterly in reports sent to stockholders and such reports are made available on http://cohenandsteers.com in the 'Our Funds' section, generally within 30-60 days after the end of each quarter. The Fund also posts top 10 holding quarterly on the website, generally within 15-30 days after the end of each quarter. The holdings information remains available until the next quarter's holdings are posted on the website.


--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Industry

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

   declines in the value of real estate;

   risks related to general and local economic conditions;

   possible lack of availability of mortgage funds;

   overbuilding;

   extended vacancies of properties;

   increased competition;

   increases in property taxes and operating expenses;

   changes in zoning laws;

   losses due to costs resulting from the clean-up of environmental problems;

   liability to third parties for damages resulting from environmental problems;

   casualty or condemnation losses;

   limitations on rents;

   changes in neighborhood values and the appeal of properties to tenants; and

   changes in interest rates.

Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

General Risks of Foreign (Non-U.S.) Securities

Although it is not the Fund's current intent, the Fund may invest up to 100% of its total assets in foreign (non-U.S.) securities. Under normal market conditions, the Fund intends to invest at least 80% of its total assets in non-U.S. real estate equity securities. Investments in such securities are particularly speculative. Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

  future foreign economic, financial, political and social developments;

  different legal systems;

  the possible imposition of exchange controls or other foreign governmental laws or restrictions;

  less governmental supervision;

  regulation changes;

  changes in currency exchange rates;

  less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

  high and volatile rates of inflation;

  fluctuating interest rates;

  different accounting, auditing and financial record-keeping standards and requirements; and

  dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

  the possibility of expropriation of assets;

  confiscatory taxation;

  difficulty in obtaining or enforcing a court judgment;

  economic, political or social instability; and diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

  growth of gross domestic product;

  rates of inflation;

  capital reinvestment;

  resources;

  self-sufficiency; and

  balance of payments position.

In addition, certain investments in Foreign Securities also may be subject to foreign withholding taxes.

Risks of Investing in REITs

In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Emerging Markets Risk

The Fund may invest up to 15% of its total assets in foreign securities of companies domiciled in so-called 'emerging markets' (or lesser developed countries).

Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

As a result of these potential risks, the Advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor or Subadvisor, have had no or limited prior experience.

Foreign Currency Risk and Currency Hedging Rate

Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Smaller Companies

Even the larger real estate companies may be small to medium-sized companies in relation to the equity markets as a whole. Real estate equity share prices therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE ADVISOR AND SUBADVISOR

Cohen & Steers Capital Management, Inc., a registered investment advisor with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. The Advisor will be responsible for the overall management of the Fund's portfolio, including the allocation of the portfolio among the various regions and countries. The Advisor will have specific responsibility for making investment decisions with respect to U.S. and Canadian securities. The Advisor also is responsible for the supervision of the Subadvisor, Houlihan Rovers S.A., and may collaborate with the Subadvisor on certain investments. The Subadvisor has specific responsibility for making portfolio investments with respect to European and Asian securities (including Australian securities) as well as collaborating with the Advisor on the overall portfolio allocation.

The Advisor, a registered investment adviser, was formed in 1986 and its current clients include pension plans, endowment funds and investment companies funds, including each of the open-end and closed-end Cohen & Steers funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol 'CNS.'

Under its Investment Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund's portfolio, and generally oversees the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Advisor, as well. The Advisor also selects brokers and dealers to execute the Fund's portfolio transactions in U.S. securities.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 0.95% of the average daily net asset value of the Fund for the first $1.5 billion and 0.85% of the average daily net asset value in excess of $15 billion. This fee is allocated to the Class I shares based on the Class I shares proportionate share of such average daily net asset value. In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. A discussion regarding the Board of Directors' basis for approving the Investment Advisory Agreement is available in the SAI.

Houlihan Rovers S.A., with offices located at 166 Chausee de la Hulpe, Brussels, Belgium, has been retained as Subadvisor. The Subadvisor was formed in February 2000 and is a registered investment adviser. As of December 31, 2004, the Subadvisor managed approximately $569 million in assets for institutional clients as well as two Luxembourg-based investment companies. For its services under the Subadvisory Agreement between the Advisor and the Subadvisor, the Advisor (not the Fund) pays the Subadvisor a monthly fee at the annual rate of 0.30% of the average daily net asset value of the Fund. The Advisor's parent company owns 50% of the capital stock of the Subadvisor. The Subadvisor has not previously served as investment adviser to a U.S. registered investment company.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers are:

  Martin Cohen -- Mr. Cohen is a director, president and treasurer of the Fund, co-founder, co-chairman and co-chief executive officer of the Advisor and its parent company, Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, LLC, the Fund's distributor.

  Robert H. Steers -- Mr. Steers is a director, chairman and secretary of the Fund, co-founder, co-chairman and co-chief executive officer of the Advisor and its parent company, Cohen & Steers, Inc., and president of Cohen & Steers Securities, LLC, the Fund's distributor.

  Joseph M. Harvey -- Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and its parent company, Cohen & Steers, Inc. Prior to August 2003, he was a senior vice president and the Director of Investment Research for the Advisor.

  James S. Corl -- Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and its parent company, Cohen & Steers, Inc. Prior to that, Mr. Corl was senior vice president of the Advisor.

  W. Joseph Houlihan -- Mr. Houlihan has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

  Gerios J. M. Rovers -- Mr. Rovers has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium.


The Advisor utilizes a team-based approach in managing the Fund. Mr. Cohen and Mr. Steers are the leaders of this team and they act in a supervisory capacity. Mr. Harvey and Mr. Corl direct and supervise the execution of the Fund's investment strategy, and lead and guide the other members of the Advisor's real estate securities investment team. In addition, Mr. Corl serves as chief investment officer of real estate securities investment management for the Advisor and in this role he oversees the Advisor's securities research analysts.

The Subadvisor also utilizes a team-based approach in managing the Fund. Mr. Houlihan and Mr. Rovers are the leaders of this team and in this role they are actively involved in the day-to-day management of the Fund and supervise and direct the activities of the research analysts. Messrs. Cohen, Steers, Harvey and Corl also collaborate with the Subadvisor on certain investments.



All of the Fund's portfolio managers collaborate with respect to the process for allocating the Fund's assets among specific investments in the various regions and countries.


The Statement of Additional Information contains additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------
PRICING OF FUND SHARES

The price at which you can purchase and redeem the Fund's Class I shares is the net asset value (NAV) of the shares next determined after we receive your order in proper form, less any applicable sales charge or redemption fee. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day's NAV; orders received after the close of trading on the NYSE will receive the next day's NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund's behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker's designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for the Class I shares by adding the market value of all securities and other assets in the Fund's portfolio attributable to the Class I shares, subtracting liabilities attributable to the Class I shares, and dividing by the total number of Class I shares then outstanding.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable, include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

THE FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO WITHDRAW OR SUSPEND THE OFFERING OF SHARES AT ANY TIME. THE FUND MAY ALSO REQUEST ADDITIONAL INFORMATION FROM YOU IN ORDER TO VERIFY YOUR IDENTITY. IF YOU DO NOT PROVIDE THIS INFORMATION OR IF SUCH INFORMATION CANNOT BE VERIFIED, WE RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT TO THE EXTENT REQUIRED OR PERMITTED BY APPLICABLE LAW OR REGULATIONS, INCLUDING THOSE RELATING TO THE PREVENTION OF MONEY LAUNDERING.

--------------------------------------------------------------------------------
TYPES OF STOCKHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

  tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with Cohen & Steers Securities LLC, the Fund's distributor (the Distributor);

  institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

  a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and

  such other investors that qualify for the minimum purchase amount and are approved by the Distributor.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

If you are an individual, you may open a Class I account with the Fund with a minimum investment of $100,000. If you are an advisor, you may open a Class I account with the Fund with an aggregate minimum investment of $250,000. Additional Class I investments must be at least $500. We are free to reject any purchase order.

You can purchase the Fund's Class I shares through authorized dealers or directly through the Distributor. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

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ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A, Class B and Class C shares, which are described in a separate prospectus. To obtain a prospectus for these classes, contact the transfer agent by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

--------------------------------------------------------------------------------
PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

  name of the Fund;

  class of shares;

  name(s) in which shares are to be registered;

  address;

  social security or tax identification number (where applicable);

  dividend payment election;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA #
  Attn: Cohen & Steers
  International Realty Fund, Inc.
  For further credit to: (Account name)
  Account Number: (provided by the Transfer Agent).

3. Complete the Subscription Agreement attached to this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

  Boston Financial Data Services
  Attn: Cohen & Steers Funds
  P.O. Box 8123
  Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

  name of the Fund;

  class of shares;

  account number;

  amount to be wired;

  name of the wiring bank; and

  name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA # 011000028
  Account: DDA #
  Attn: Cohen & Steers
  International Realty Fund, Inc.
  For further credit to: (Account Name)
  Account Number: (provided by the Transfer Agent).

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of a Fund you own by automated clearing house
(ACH). To elect the Auto-Buy option, select it on your account application or call the Transfer Agent and request an optional stockholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included with this Prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other Cohen & Steers open-end. Cohen & Steers also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable sales charges.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Tax Considerations. The exchange privilege is available to stockholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the Fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege. The Fund will charge you a redemption fee of 1% if you exchange shares within six months of the time you purchased them. See How To Sell Fund Shares -- Other Redemption Information -- Payment of Redemption Proceeds.

There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL STOCKHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE AND THIS PRIVILEGE MAY BE REVOKED IMMEDIATELY WITH RESPECT TO ANY STOCKHOLDER IF THE FUND BELIEVES THAT THIS STOCKHOLDER IS ENGAGED IN, OR HAS ENGAGED IN, MARKET TIMING OR OTHER ABUSIVE TRADING PRACTICES. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may sell or redeem your shares by telephone or through the transfer agent.

Redemption By Telephone

To redeem shares by telephone, call the Fund's Transfer Agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern Time. If we receive your telephone redemption request after 4:00 p.m., Eastern Time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO STOCKHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

  Boston Financial Data Services
  P.O. Box 8123
  Boston, Massachusetts 02266-8123
  Attn: Cohen & Steers
  International Realty Fund, Inc.

A written redemption request must:

  state the number of shares or dollar amount to be redeemed;

  identify your account number and tax identification number; and

  be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the stockholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The Fund will charge you a fee of 1% of your redemption amount if you sell your shares within six months of the time you purchased them. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs that short-term investors impose. The Fund also will charge you this fee if you redeem your shares through an exchange. The Fund will not charge you this fee on shares that you acquire by reinvesting your dividends or distributions. When you sell any shares, you will sell first those shares you hold longer than six months and shares you acquire by reinvesting your dividends or distributions. The Fund may waive, modify or terminate this fee.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

  written requests to wire redemption proceeds (if not previously authorized on the subscription agreement);

  sending redemption proceeds to any person, address or bank account not on record;

  transferring redemption proceeds to a Cohen & Steers Fund account with a different registration (name/ownership) from yours; and

  establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts. If your Fund account has a value of $100,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance. Additionally, market timing is a concern for the Fund because the Fund's portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.


Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund's shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a stockholder may make, although the Fund reserves the right to reject or refuse any purchase request that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a stockholder is engaged in, or has engaged in, market timing or excessive trading, we will place a block on all further purchases or exchanges of Fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the fund charges a 1.00% redemption fee on certain redemptions and this fee is intended to compensate the fund for the costs that short-term investors impose. The fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of stockholder transactions, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, the Fund is unable to directly monitor the trading activity of beneficial owners of the Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular stockholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the Fund will be able to identify stockholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the SAI.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS


The following discussion offers only a brief outline of the Federal income tax consequences of investing in the Fund and is based on the Federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. This discussion assumes you are a U.S. stockholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund. Dividends paid to you out of the Fund's current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income (i.e. generally dividends paid by U.S. corporations and 'qualified foreign corporations') will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs, if any, will generally not be treated as qualified dividend income. A foreign corporation is a 'qualified foreign corporation' if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A 'qualified foreign corporation' does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.


A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or otherwise dispose of your Fund shares, or have shares repurchased by the Fund, you may realize a capital gain or loss which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you fail to provide us with your correct taxpayer identification number;

  fail to make required certifications; or

  have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Certain dividends and other distributions received from sources outside the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50 percent of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund will make an election to pass through to its stockholders the amount of foreign taxes paid by it.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Federal income tax law. If the Fund so qualifies and distributes each year to its stockholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to stockholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, unless the Fund elects to use a calendar year, plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

--------------------------------------------------------------------------------
PRIVACY POLICY

The Fund is committed to maintaining the privacy of its stockholders and to safeguarding their personal information. The following is provided to help you understand what personal information the Fund collects, how we protect that information, and why in certain cases we may share this information with others. In order to conduct and process your business in an accurate and efficient manner, we may collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.

The Fund does not disclose any personal information about its stockholders or former stockholders to anyone, except as required or permitted by law or as is necessary to service stockholder accounts. We will share information with organizations, such as the Fund's transfer agent, that assist the Fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise as may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the Fund restricts access to personal information about its stockholders to employees of the Advisor who have a legitimate business need for the information.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund is a newly organized mutual fund so financial highlights are not yet available.

------------------------------------------------------------------------------------------------------
 COHEN & STEERS INTERNATIONAL REALTY FUND, INC. -- CLASS I SHARES ONLY

           THE USA PATRIOT ACT

           TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES,
           FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION
           THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

           WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK YOU FOR YOUR NAME, ADDRESS,
           DATE OF BIRTH AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. THIS INFORMATION
           WILL BE VERIFIED TO ENSURE THE IDENTITY OF ALL INDIVIDUALS OPENING A MUTUAL FUND ACCOUNT.

                                        SUBSCRIPTION AGREEMENT

------------------------------------------------------------------------------------------------------
 1         ACCOUNT TYPE (Please print; indicate only one registration type)

[ ]        A. INDIVIDUAL OR JOINT ACCOUNT*

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Name                              Social Security Number**                  Date of Birth

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Name of Joint Owner, if any       Social Security Number**                  Date of Birth

           Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                       ------------------------------------
                                                                                               Country of Citizenship

[ ]        B. UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Custodian's name (only one        Social Security Number**                  Date of Birth
           permitted)

                                                        -       -
           ---------------------------       --- --- --- --- --- --- --- --- ---       --------------------
           Minor's name (only one            Social Security Number**                  Date of Birth
           permitted)

           under the                                  Uniform Gifts/Transfers to Minors Act
                    ---------------------------------
                        (state residence of minor)

           Citizenship: of custodian [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -----------------------
                                                                                                    Country of Citizenship

           Citizenship: of minor     [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -----------------------
                                                                                                    Country of Citizenship

[ ]        C. TRUST, CORPORATION OR OTHER ENTITY

           --------------------------------------------  ------------------------------        --------------------------
           Name of Trust, Corporation or Other Entity    Tax Identification Number**           Date of Trust Agreement

           Check the box that describes the entity establishing the account:
           [ ] U.S. Financial Institution governed by a federal regulator.
           [ ] Bank governed by a U.S. state bank regulator.
           [ ] Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange,
               American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol: __________
           [ ] Retirement plan governed by ERISA.
           [ ] Trust. Attach a copy of the Trust Agreement.
           [ ] Partnership. Attach a copy of Partnership Agreement.
           [ ] U.S. Government Agency or Instrumentality.
           [ ] Other. ______________________ Attach copy of document that formed entity or by laws or similar document.
               Call (800) 437-9912 to see if additional information is required.

           ---------
             * All joint registrations will be registered as 'joint tenants with rights of survivorship' unless otherwise specified.
            ** If applied for, include a copy of application for social security or tax identification number.
           *** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 2    AUTHORIZED PERSONS

      IF YOU ARE ESTABLISHING AN ACCOUNT UNDER 1C ABOVE AS A (I) CORPORATION (NON-PUBLICLY TRADED), (II) PARTNERSHIP,
      (III) TRUST OR (IV) OTHER, INFORMATION ON EACH OF THE INDIVIDUALS AUTHORIZED TO EFFECT TRANSACTIONS MUST BE
      PROVIDED BELOW:

                                                        -       -
           -----------------------------     --- --- --- --- --- --- --- --- ---       --------------------
           Authorized Individual/Trustee     Social Security Number*                   Date of Birth

                                                        -       -
           -----------------------------     --- --- --- --- --- --- --- --- ---       --------------------
           Authorized Individual/Trustee     Social Security Number*                   Date of Birth

           Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien**:
                                                                                      -------------------------------------
                                                                                               Country of Citizenship

      (If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

       * If applied for, include a copy of application for social security number.
      ** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 3    ADDRESS

      (IF MAILING ADDRESS IS A POST OFFICE BOX, A STREET ADDRESS IS ALSO REQUIRED. APO AND FPO ADDRESSES WILL BE ACCEPTED)

      REGISTRANT STREET ADDRESS

                                                                                (          )
      ---------------------------------------------------------------------     --------------------------------
      Street                                                                    Home Telephone Number

                                                                                (          )
      ---------------------------------------------------------------------     --------------------------------
      City and State                      Zip Code                              Business Telephone Number

      Mailing Address                     City                         State                 Zip
                     ------------------       ----------------------        --------------      ---------

      JOINT REGISTRANT STREET ADDRESS (REQUIRED IF DIFFERENT THAN REGISTRANT ADDRESS ABOVE)

      Address                             City                         State                 Zip
             --------------------------       ----------------------        --------------      ---------

--------------------------------------------------------------------------------------------------------------------------
 4    INVESTMENT INFORMATION

      $__________ Amount to invest ($100,000 minimum investment for individual, or $250,000 minimum investment for advisor).
      Do not send cash. Investment will be paid for by

      (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers International Realty Fund, Inc.'

       [ ] Wire through the Federal Reserve System.*
                                                    ------------------------------

      * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the PURCHASE OF
        FUND SHARES section of the Prospectus for wire instructions.

--------------------------------------------------------------------------------------------------------------------------
 5    AUTOMATIC INVESTMENT PLAN

      The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund's
      Transfer Agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

      Please debit $__________ from my checking account beginning on___________*.
                                                                      (Month)

      Please debit my account on (check one): [ ] 1st of Month [ ] 15th of Month

      B. [ ] Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($500 minimum) deducted from your checking account.*

      *To initiate the Automatic Investment Plan or the Auto-Buy option, Section 9 of this Subscription Agreement must be completed.

--------------------------------------------------------------------------------------------------------------------------
 6    EXCHANGE PRIVILEGES

      Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the
      Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

      [ ] I decline the exchange privilege.

--------------------------------------------------------------------------------------------------------------------------
 7    REDEMPTION PRIVILEGES

      Stockholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND
      SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

      [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

      [ ] I wish to have redemption proceeds paid by wire (please complete Section 9).

--------------------------------------------------------------------------------------------------------------------------
 8    DISTRIBUTION OPTIONS

      Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

      Dividends          [ ] Pay in cash.      [ ] Reinvest.
      Capital Gains      [ ] Pay in cash.      [ ] Reinvest.

      [ ] I wish to have my distributions paid by wire (please complete Section 9).

--------------------------------------------------------------------------------------------------------------------------
 9    BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR THE AUTOMATIC INVESTMENT PLAN)

      PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

      ---------------------------------------------------------------------     ------------------------------------------
      Bank Name                                                                 Bank ABA Number

      ---------------------------------------------------------------------     ------------------------------------------
      Street or P.O. Box                                                        Bank Account Number

      ---------------------------------------------------------------------     ------------------------------------------
      City and State                          Zip Code                          Account Name

--------------------------------------------------------------------------------------------------------------------------
 10   SIGNATURE AND CERTIFICATIONS

(a)  By signing this agreement, I represent and warrant that:
         (1)  I have the full right, power, capacity and authority to invest in the Fund;
         (2)  I am of legal age in my state of residence or am an emancipated minor;
         (3)  All of the information on this agreement is true and correct; and
         (4)  I will notify the Fund immediately if there is any change in this information.

(b)  I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund's Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)  If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

         (1)  THE TAXPAYER IDENTIFICATION NUMBER AND TAX STATUS SHOWN ON THIS FORM ARE CORRECT.

         (2)  I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE:

                I AM EXEMPT FROM BACKUP WITHHOLDING, OR

                I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I AM SUBJECT TO BACKUP
                WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR

                THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING
                NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING
                BECAUSE OF UNDER-REPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN, YOU MUST CROSS OUT
                THIS ITEM 2.

        (3)  I AM A U.S. PERSON (INCLUDING RESIDENT ALIEN).

(d)  If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

         (1)  Indicate country of residence for tax purposes _________________________________________________
              Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)  Additional Certification:

         (1)  Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and
              Blocked Persons List of the Office of Foreign Assets Control of the United States Department of
              the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my
              (our) investment have been or will be derived from or related to any illegal activities and (ii)
              the proceeds from my (our) investment will be used to finance any illegal activities.

         (2)  I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED
TO AVOID BACKUP WITHHOLDING.

      x                                                   x
      --------------------------------------   ------     --------------------------------------   ------
      Signature* (Owner, Trustee, Etc.)         Date      Signature* (Joint Owner, Co-Trustee)      Date

      --------------------------------------
      Name and Title

---------

* If shares are to be registered in (1) joint names, both persons should sign,
  (2) a custodian's name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

 Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

                [COHEN & STEERS INTERNATIONAL REALTY FUND LOGO]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers International Realty Fund, Inc., the following documents are available to you without any charge either upon request or at http://cohenandsteers.com:

  Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into the Prospectus and is legally considered to be part of this Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make any other inquiries, please contact us:

By telephone                 (800) 437-9912

By mail                      Cohen & Steers International Realty Fund, Inc.
                             c/o Boston Financial Data Services
                             P.O. Box 8123
                             Boston, Massachusetts 02266-8123

By e-mail                    marketing@csreit.com

On the Internet              http://cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, information about the Fund (including the Fund's SAI) may also be obtained from the Securities and Exchange Commission (the SEC):

  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.

  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21677

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION
                              DATED MARCH 28, 2005


                [COHEN & STEERS INTERNATIONAL REALTY FUND LOGO]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 437-9912

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION



                                 March   , 2005

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT SHOULD BE READ
 IN CONJUNCTION WITH THE PROSPECTUS FOR THE CLASS A, CLASS B AND CLASS C SHARES
  OF COHEN & STEERS INTERNATIONAL REALTY FUND, INC. AND THE PROSPECTUS FOR THE CLASS I SHARES OF COHEN & STEERS INTERNATIONAL REALTY FUND, INC., EACH DATED THE SAME DATE AS THIS STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED FROM TIME TO TIME (TOGETHER, THE PROSPECTUS). THIS STATEMENT OF ADDITIONAL INFORMATION IS
  INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. COPIES OF THE
   STATEMENT OF ADDITIONAL INFORMATION, PROSPECTUS AND ANNUAL AND SEMI-ANNUAL REPORTS (WHEN AVAILABLE) MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING
                    THE ADDRESS OR PHONE NUMBER SHOWN ABOVE.

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


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TABLE OF CONTENTS


                                                              Page
                                                              ----
Investment Objective and Policies...........................    3

Investment Restrictions.....................................   12

Management of the Fund......................................   14

Compensation of Directors and Certain Officers..............   20

Investment Advisory and Other Services......................   21

Portfolio Transactions and Brokerage........................   34

Organization and Description of Capital Stock...............   35

Dealer Reallowances.........................................   36

Distribution Plan...........................................   36

Determination of Net Asset Value............................   37

Reducing the Initial Sales Load on Class A Shares...........   38

Sale of Fund Shares.........................................   39

Contingent Deferred Sales Charges...........................   40

Other Share Information.....................................   42

Taxation....................................................   43

Performance Information.....................................   51

Counsel and Independent Registered Public Accounting Firm...   53

Financial Statement.........................................   53

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STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers International Realty Fund, Inc. (the Fund) is a nondiversified, open-end, management investment company organized as a Maryland corporation on November 23, 2004.

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

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INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the material set forth in the Prospectus relating to the Fund's investments and risks. Except as otherwise provided below, the Fund's investment objective, strategies and policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the stockholders; however, the Fund will not change its investment objective or policies without written notice to stockholders. In addition, stockholders will be provided with at least 60 days prior written notice of any change to the Fund's investment policy of investing at least 80% of its total assets in equity securities issued by real estate companies, such as real estate investment trusts (REITs), as described in the Prospectus.

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REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of equity REITs.

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FOREIGN (NON-U.S.) SECURITIES

The Fund may invest without limit in securities of foreign (non-U.S.) real estate companies. Under normal market conditions, the Fund will invest at least 80% of its total assets in non-U.S. real estate equity securities. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods. Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income. See 'Taxation.'

The Fund may invest in sponsored and unsponsored American Depositary Receipts
(ADRs) and similar depositary receipts. ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

--------------------------------------------------------------------------------
CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P), certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars and money market mutual funds.

In entering into a repurchase agreement for the Fund, Cohen & Steers Capital Management, Inc., the investment advisor (the Advisor) or the Subadvisor, will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

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ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 'Securities Act'), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The Securities and Exchange Commission (the 'SEC') has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

The Advisor or the Subadvisor will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

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PREFERRED STOCK, WARRANTS AND RIGHTS

The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission (CFTC). The Fund will also be authorized to enter into such contracts and related options for non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

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FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (forward contracts) and foreign currency futures contracts (foreign currency futures), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that is sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Advisor's and Subadvisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

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RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund's futures transactions will ordinarily be entered into for traditional hedging purposes. There is, however, no limit on the amount of the Fund's assets that can be put at risk through the use of futures contracts and options thereon and the value of the Fund's futures contracts and options thereon may equal or exceed 100% of the Fund's total assets. The Fund has no current intention of entering into futures transactions other than for traditional hedging purposes.

The Fund is operated by persons who have claimed exclusions from the definition of the term 'commodity pool operator' under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under the Act.

--------------------------------------------------------------------------------
SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS


The Fund has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at http://cohenandsteers.com or through some other means of public dissemination. The Fund's full portfolio holdings are published quarterly in reports sent to stockholders and such reports are made available on the Cohen & Steers website, generally within 30-60 days after the end of each quarter. These quarterly holdings are also filed with the SEC within 60 days of the end of each quarter, as part of Form N-CSR or Form N-Q. In addition, the Fund publishes its top 10 holdings quarterly on the Cohen & Steers website, generally within 15 to 30 days after the end of each quarter. One day after the full holdings and top 10 holdings have been published, employees of the Advisor may freely distribute them to third parties. This information remains available until the next quarter's holdings are posted on the website.


The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:


1. The Fund's portfolio holdings may be disclosed prior to public release to certain third parties (e.g. rating and ranking organizations, financial printers, pricing information vendors, and other research firms) for legitimate business purposes. Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by an officer of the Fund. Under these circumstances, the Fund's portfolio holdings may be disclosed to the following third parties: Automatic Data Processing, Inc., Charles River Systems, Inc., R.S. Rosenbaum & Co., Inc., Princeton Financial Systems, Inc. and Standard & Poor's.


2. The Fund's portfolio holdings may also be disclosed between and among the Fund's Advisor, distributor, administrator, sub-administrator, custodian, independent auditor and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, distributor and administrator and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. The Fund's Advisor, administrator, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the Fund's portfolio holdings.

4. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.

Neither the Fund, the Advisor nor any other party receives any compensation in connection with the disclosure of the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) having the chief compliance officer of the Fund oversee the implementation and enforcement of the portfolio holdings disclosure policies and procedures, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters that may arise in connection with any portfolio holdings disclosure, and (3) considering whether to approve or ratify any material amendment to the portfolio holdings disclosure policies.

The Board of Directors of the Fund believes that the limited disclosure of the Fund's portfolio holdings to affiliates of the Fund for legitimate business purposes is in the best interest of Fund stockholders.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objective and the principal investment strategies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized.

The Fund may not:

1. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of senior securities for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate or mortgages on real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages acquired on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the real estate industry and provided that this limitation shall exclude securities issued or guaranteed by the U.S.

Government or any of its agencies or instrumentalities;

8. Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act);

9. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by
Section 12(d)(1) of the Investment Company Act of 1940, as amended (the 1940
Act), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

10. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

11. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

12. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

13. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

14. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment restrictions numbered 1 through 7 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority of the outstanding voting securities' means the lesser of (1) 67% or more of the shares present at a meeting of stockholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 8 through 14 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its Advisor, administrator, custodian and transfer agent. The Directors also approve the agreement between the Advisor and Sub-Advisor. The management of the Fund's day-to-day operations is delegated to its officers, the Advisor and the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors. As of February 1, 2005, the Directors and officers as a group beneficially owned, directly or indirectly, less than 1% of the outstanding shares of the Fund.

The Directors and officers of the Fund and their principal occupations during the past five years are set forth below.





                                                                                      NUMBER OF
                                                                                        FUNDS
                                                                                       WITHIN
                                                                                        FUND
                                                                                       COMPLEX
                                                              PRINCIPAL OCCUPATION   OVERSEEN BY
                                                              DURING PAST 5 YEARS     DIRECTOR
                            POSITION(S) HELD      TERM OF       (INCLUDING OTHER     (INCLUDING         LENGTH OF
  NAME, ADDRESS AND AGE        WITH FUND           OFFICE     DIRECTORSHIPS HELD)     THE FUND)        TIME SERVED
  ---------------------        ---------           ------     -------------------     ---------        -----------
INTERESTED DIRECTORS*

Robert H. Steers ........  Director, Chairman   Until Next      Co-Chairman and          15              Since
Age: 52                     of the Board and    Election of     Co-Chief Executive                       Inception
                               Secretary        Directors       Officer of the
                                                                Advisor since 2003
                                                                and prior to that,
                                                                Chairman of the
                                                                Advisor; President
                                                                of Cohen & Steers
                                                                Securities, LLC, the
                                                                Fund's distributor.

Martin Cohen ............      Director,        Until Next      Co-Chairman and          15               Since
Age: 56                      President and      Election of     Co-Chief Executive                        Inception
                               Treasurer        Directors       Officer of the
                                                                Advisor since 2003
                                                                and prior to that,
                                                                President of the
                                                                Advisor; Vice
                                                                President of Cohen &
                                                                Steers Securities,
                                                                LLC.

---------
* 'Interested Persons' within the meaning of the 1940 Act on the basis of their affiliation with the Fund's Advisor and its affiliated entities (including the Fund's principal underwriter).

                                                                                      NUMBER OF
                                                                                        FUNDS
                                                                                       WITHIN
                                                                                        FUND
                                                                                       COMPLEX
                                                              PRINCIPAL OCCUPATION   OVERSEEN BY
                                                              DURING PAST 5 YEARS     DIRECTOR
                            POSITION(S) HELD      TERM OF       (INCLUDING OTHER     (INCLUDING         LENGTH OF
  NAME, ADDRESS AND AGE        WITH FUND           OFFICE     DIRECTORSHIPS HELD)     THE FUND)        TIME SERVED
  ---------------------        ---------           ------     -------------------     ---------        -----------
INDEPENDENT DIRECTORS

Bonnie Cohen** ..........       Director        Until Next     Consultant. Prior         15             Since
Age: 62                                         Election of    thereto,                                 Inception
                                                Directors      Undersecretary of
                                                               State, United States
                                                               Department of State.
                                                               Director of
                                                               Wellsford Real
                                                               Properties, Inc.

George Grossman .........       Director        Until Next     Attorney-at-law.          15             Since
Age: 52                                         Election of                                             Inception
                                                Directors

Richard E. Kroon ........       Director        Until Next     Board member of           15             Since
Age: 62                                         Election of    Finlay Enterprises,                      Inception
                                                Directors      Inc. (operator of
                                                               department store
                                                               fine jewelry leased
                                                               departments), and
                                                               several private
                                                               companies; member of
                                                               Investment
                                                               Subcommittee,
                                                               Monmouth University.
                                                               Retired Chairman and
                                                               Managing Partner of
                                                               Sprout Group venture
                                                               capital funds, then
                                                               an affiliate of
                                                               Donaldson, Lufkin
                                                               and Jenrette
                                                               Securities
                                                               Corporation; and
                                                               former chairman of
                                                               the National Venture
                                                               Capital Association.

Richard J. Norman .......       Director        Until Next     Private Investor.         15             Since
Age: 61                                         Election of    Prior thereto,                           Inception
                                                Directors      Investment
                                                               Representative of
                                                               Morgan Stanley Dean
                                                               Witter. President of
                                                               the Board of
                                                               Directors of
                                                               Maryland Public
                                                               Television; Board
                                                               Member, Salvation
                                                               Army.

Frank K. Ross ...........       Director        Until Next     Professor of              15             Since
Age: 61                                         Election of    Accounting, Howard                       Inception
                                                Directors      University. Board
                                                               member of NCRIC
                                                               Group, Inc.
                                                               (insurance) and
                                                               Pepco Holdings, Inc.
                                                               (electric utility).
                                                               Formerly,
                                                               Midatlantic Area
                                                               Managing Partner for
                                                               Audit and Risk
                                                               Advisory Services at
                                                               KPMG LLP and
                                                               Managing Partner of
                                                               its Washington DC
                                                               office.

Willard H. Smith Jr.  ...       Director        Until Next     Board member of          15              Since
Age: 68                                         Election of    Essex Property                           Inception
                                                Directors      Trust, Inc.,
                                                               Highwoods
                                                               Properties, Inc.,
                                                               Realty Income
                                                               Corporation and
                                                               Crest Net Lease,
                                                               Inc. Managing
                                                               Director at Merrill
                                                               Lynch & Co., Equity
                                                               Capital Markets
                                                               Division from 1983
                                                               to 1995.

C. Edward Ward, Jr. .....       Director        Until Next     Member of Board of        15             Since
Age: 58                                         Election of    Trustees of                              Inception
                                                Directors      Manhattan College,
                                                               Riverdale, New York.
                                                               Formerly head of
                                                               closed-end fund
                                                               listings for the New
                                                               York Stock Exchange.

---------
** Martin Cohen and Bonnie Cohen are unrelated.

The officers of the Fund (other than Messrs. Cohen & Steers, whose biographies are provided above), their addresses, their ages and their principal occupations for at least the past five years are set forth below.

                                    POSITION(S)
                                     HELD WITH
   NAME, ADDRESS AND AGE**             FUND               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
   -----------------------             ----               -------------------------------------------
Joseph M. Harvey .............    Vice President     President of the Advisor since 2003 and prior to
Age: 41                                              that, Senior Vice President and director of
                                                     investment research.

James S. Corl ................    Vice President     Executive Vice President of the Advisor since 2004
Age: 38                                              and prior to that Senior Vice President and Vice
                                                     President.

Adam M. Derechin .............  Vice President and   Chief Operating Officer of the Advisor since 2003 and
Age: 40                         Assistant Treasurer  prior to that, Senior Vice President of the Advisor.

Lawrence B. Stoller ..........  Assistant Secretary  Executive Vice President and General Counsel of the
Age: 41                                              Advisor and prior to that, Senior Vice President of
                                                     the Advisor.

John E. McLean ...............  Chief Compliance     Vice President and Associate General Counsel of Cohen
Age: 34                         Officer              & Steers Capital Management since September 2003.
                                                     Prior to that, Vice President, Law & Regulation, J. &
                                                     W. Seligman & Co. Incorporated (money manager); and
                                                     Associate, Battle Fowler LLP (law firm).

---------
** Each elected at inception of the Fund by the Board of Directors and serves at the pleasure of the Board of Directors.

The address for all Directors and officers is 757 Third Avenue, New York, NY 10017.

                              -------------------

The following table provides information concerning the dollar range of the Fund's equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex is also set forth below.

                                                                                        AGGREGATE DOLLAR RANGE
                                                                                        OF EQUITY SECURITIES IN
                                                              DOLLAR RANGE OF EQUITY      THE COHEN & STEERS
                                                             SECURITIES IN THE FUND AS    FUND COMPLEX AS OF
                                                               OF DECEMBER 31, 2004        DECEMBER 31, 2004
                                                               --------------------        -----------------
Bonnie Cohen...............................................            none                  over $100,000
Martin Cohen...............................................            none                  over $100,000
George Grossman............................................            none                  over $100,000
Richard E. Kroon...........................................            none                      none
Richard J. Norman..........................................            none                  over $100,000
Frank K. Ross..............................................            none                      none
Willard H. Smith Jr........................................            none                  over $100,000
Robert H. Steers...........................................            none                  over $100,000
C. Edward Ward, Jr.........................................            none                      none

Conflicts of Interest. No Director who is not an 'interested person' of the Fund as defined in the 1940 Act, and no immediate family members, own any securities issued by the Advisor, or any person or entity (other than the Fund) directly or indirectly controlling, controlled by, or under common control with the Advisor.

--------------------------------------------------------------------------------
BOARD'S ROLE IN FUND GOVERNANCE

Committees. The Fund's Board of Directors has four standing committees of the Board, the Audit Committee, the Nominating Committee, the Contract Review Committee and the

Governance Committee, each of which is composed of all of the Directors who are not interested persons of the Fund, as defined in the 1940 Act. The members of the Committees are Ms. Cohen and Messrs. Grossman, Kroon, Norman, Ross, Smith and Ward.

The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the director nominees for any future meeting of stockholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Fund's stockholders. Stockholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund's Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Advisor and to select third parties to provide evaluative reports and other information regarding the services provided by the Advisor to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent Directors for service on the Board and any Board committee.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement. The Board of Directors of the Fund including a majority of the Directors who are not parties to the Fund's Investment Advisory Agreement, or interested persons of any such party ('Independent Directors'), has the responsibility under the 1940 Act to approve the Fund's proposed Investment Advisory Agreement and Sub-Advisory Agreement for their initial two-year terms and their continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approvals or continuations. The Investment Advisory Agreement and Sub-Advisory Agreement for the Fund were each discussed at meetings held on December 6 and 7, 2004 and were each unanimously approved for an initial two-year term by the Fund's Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations.

In considering whether to approve the Fund's Investment Advisory Agreement, the Board reviewed the materials provided by the Advisor and Fund counsel, which included, among other things, fee and expense information and performance comparisons of funds with investment objectives and policies similar to those of the Fund, prepared by Morningstar Associates LLC ('Morningstar') and the Advisor, information regarding the past performance of funds managed by the Advisor that have investment objectives and policies similar to those of the Fund, and memoranda outlining the legal duties of the Board. In considering whether to approve the Fund's Sub-Advisory Agreement, the Board reviewed materials provided by the Advisor and the Subadvisor regarding the experience and performance track record of the Subadvisor and discussed with the Advisor and CCO the rationale for the Advisor's parent company's agreement to acquire a 50% interest in the Subadvisor. The Board considered factors relating to both the selection of the investment advisers and the approval of the advisory fee when reviewing the Investment Advisory Agreement and the Sub-Advisory Agreement. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Advisor and the Subadvisor: The Directors reviewed the services that the Advisor would provide to the Fund, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Directors also discussed with officers and portfolio managers of the Fund the amount of the time the Advisor would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Directors then considered the allocation of responsibilities between the Advisor and the Subadvisor, noting that the Advisor would oversee the entire operations of the Fund, including the supervision of the Subadvisor. In addition, the Advisor would have direct portfolio management responsibility for investments in the U.S. and Canada while the Subadvisor would have direct responsibility for investments in Europe and Asia (including Australia). The Advisor also would have responsibility for the overall regional and country allocation of the Fund's portfolio. Additionally, the Directors considered the services provided by the Advisor to its other open-end investment companies that invest substantially in real estate securities, including Cohen & Steers Realty Shares, Inc. and Cohen & Steers Institutional Realty Shares, Inc. The Directors also considered the services provided by other investment advisers to real estate funds.

The Board determined that the services proposed for the Fund by the Investment Manager would be similar to those already being provided for other open-end funds by the Advisor and that services proposed for the Fund by the Subadvisor would be similar to those being provided to funds and accounts by the Subadvisor. The Board noted that the services proposed for the Fund by the Advisor and the Subadvisor would be different and distinct from existing funds, but determined that the Subadvisor's experience in the non-U.S. real estate securities markets coupled with the Advisor's experience in the general and U.S. real estate securities markets would provide the background and expertise to further the Fund's objectives. They also took into consideration the favorable history, reputation and background of the Advisor's portfolio managers for the Fund, finding that these would likely have an impact on the success of the Fund. Additionally, they noted the long-term relationship of the portfolio managers for the Subadvisor and their long-term experience in managing real estate securities. Lastly, the Directors noted the Advisor's ability to attract quality and experienced personnel and its continuing effort to expand its capabilities. The Directors concluded that the proposed services of the Advisor and Subadvisor to the Fund compared favorably to services provided by the Advisor and the Subadvisor for other funds and accounts in both nature and quality.

(ii) Investment performance of the Fund and the Advisor: Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. The Directors reviewed the Advisor's performance for other open-end real estate funds, including Cohen & Steers Realty Shares, Inc. and Cohen & Steers Institutional Realty Shares, Inc. In particular, the Directors noted that the Advisor managed several real estate funds that were outperforming the indices and their competitors. The Directors recognized that past performance is not an indicator of future performance, but found that the Advisor had the necessary expertise in managing real estate securities to manage the Fund. The Directors determined that the Advisor would be an appropriate investment adviser for the Fund.

The Directors reviewed the Subadvisor's performance for its Houlihan Rovers 2020 portfolio, noting that the portfolio had outperformed the S&P Citigroup BMI World Property Index (as of October 31, 2004) since the portfolio's inception in April 2003. The Directors also reviewed the comparable performance of the Houlihan Rovers Europe Composite -- I Shares against the GPR250 Europe (UK restricted) Real Estate Securities Index (as of October 31, 2004) since the Composite's inception in February 2001. The

Directors also noted the experience of Messrs. Houlihan and Rover in the global real estate securities market. The Directors determined that the Subadvisor would be an appropriate investment adviser for the Fund.

(iii) Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund: Next, the Directors considered the anticipated cost of the services provided by the Advisor. Under the Investment Advisory Agreement, the Fund would pay the Advisor a monthly management fee computed at the annual rate of 0.95% of the average daily net assets of the Fund up to $1.5 billion and 0.85% of the average daily net assets of the Fund on amounts in excess of $1.5 billion. The Directors noted that under the Sub-Advisory Agreement, the Advisor would pay the Subadvisor a monthly management fee computed at the annual rate of 0.30% of the average daily net assets of the Fund. As part of their analysis, the Directors considered fee and expense estimates compiled by the Advisor. The Directors also considered the fact that the Advisor has agreed to waive a portion of its investment management fees through December 31, 2005, thereby capping the Fund's Class A total expense ratio at 1.70% of net assets, the Fund's Class B and C total expense ratio at 2.35% of net assets and the Fund's Class I total expense ratio at 1.35% of net assets.

In reviewing the proposed investment advisory fee, the Directors considered the management fee of the two open-end, global real estate funds that currently exist in the market, noting that the Fund's proposed management fee was lower than those funds. The total management fee, represented by the advisory fee plus the administration fee, for the Fund would be in line with the other two comparable funds' fees. The Directors reviewed the fees of two other open-end international funds, investing only in non-U.S. securities, and noted that those fees were lower than the proposed management fee for the Fund. The Directors noted, however, that the expertise necessary to invest in both the U.S. market and foreign markets justified the higher fee, as found in the two other existing global real estate funds. The Directors concluded that the Fund's investment management fee for the initial term of the contract was projected to compare favorably to the average investment management fee charged to competitive funds with similar investments. The Directors also noted the portion of the advisory fee proposed to be paid by the Advisor to the Subadvisor corresponded with the percentage of the portfolio the Subadvisor would directly manage and appeared to be consistent with the Subadvisor's overall duties with respect to the Fund. The Directors did not consider the profitability of the Fund, since the Fund is newly formed with no operating history.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors noted that there would likely be economies of scale as the Fund grows and that the Advisor's fee would decrease for assets over $1.5 billion. The Directors determined that the fee levels reflected the expected economies of scale.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the Directors compared both the services to be rendered and the fees to paid under the Investment Advisory Agreement to other contracts of the Advisor and to contracts of other investment advisers to registered investment companies investing in real estate securities. The Directors also considered fees charged by the Advisor to institutional and other clients. In both instances, the Directors determined that the proposed services and fees were comparable to those being offered under the other contracts by the Advisor and other investment advisers.

The Directors then took into consideration other benefits to be derived by the Advisor and the Subadvisor in connection with the Investment Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Advisor and the Subadvisor would be eligible to receive by allocating the Fund's brokerage transactions. The Directors also noted the administrative services provided under the Administration Agreement by the Advisor for the Fund such as operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board to serve as officers of the Fund, noting that these services were beneficial to the Fund. The Directors noted that the administrative work for a global fund is expected to be at least equivalent to the administrative work required for a fund that invests significantly in preferred securities.

For these reasons, the Board, including the Independent Directors, unanimously approved the Investment Advisory Agreement and the Sub-Advisory Agreement.

--------------------------------------------------------------------------------
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS
--------------------------------------------------------------------------------

The following table sets forth information regarding estimated compensation expected to be paid to Directors by the Fund for the fiscal year ending
December 31, 2005, and the aggregate compensation paid by the Fund complex of which the Fund is a part for the fiscal year ended December 31, 2004. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other Fund in the Fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $4,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the column headed 'Total Compensation From Fund and Fund Complex Paid to Directors,' the compensation paid to each Director represents fifteen funds that each Director serves in the Fund complex. The Directors do not receive any pension or retirement benefits from the Fund complex.

                                                                                   TOTAL
                                                                               COMPENSATION
                                                               AGGREGATE       FROM FUND AND
                                                              COMPENSATION     FUND COMPLEX
                  NAME OF PERSON, POSITION                     FROM FUND     PAID TO DIRECTORS
                  ------------------------                     ---------     -----------------
Bonnie Cohen,* Director.....................................     $6,500           $85,625
Martin Cohen,** Director and President......................     $    0           $     0
George Grossman,* Director..................................     $6,500           $85,625
Richard E. Kroon,* Director.................................     $6,500           $25,500
Richard J. Norman,* Director................................     $6,500           $85,625
Frank K. Ross,* Director....................................     $6,500           $71,000
Willard H. Smith, Jr.,* Director............................     $6,500           $85,625
Robert H. Steers,** Director and Chairman...................     $    0           $     0
C. Edward Ward, Jr.,* Director..............................     $6,500           $25,500

---------

 * Member of the Audit Committee, Nominating Committee, Contract Review Committee and Governance Committee.

** 'Interested person,' as defined in the 1940 Act, of the Fund because of affiliation with Cohen & Steers Capital Management, Inc., the Fund's Advisor.

--------------------------------------------------------------------------------
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
CONTROL PERSONS


As of February 28, 2005, all of the outstanding shares of the Fund were owned by the Advisor, in connection with providing the initial capital for the Fund. The Advisor may be deemed a control person of the Fund until such time as it owns less than 25% of the Fund's shares.


--------------------------------------------------------------------------------
PRINCIPAL HOLDERS


As of February 28, 2005, the following principal holders owned 5% or more of a Class of shares of the then outstanding shares of capital stock of the Fund as follows:


                                        PERCENTAGE
                                FUND     OF TOTAL
      NAME AND ADDRESS         CLASSES  SHARES HELD
      ----------------         -------  -----------
Cohen & Steers Capital         A, B, C     100%
Management, Inc.                and I
757 Third Avenue
New York, New York 10017

--------------------------------------------------------------------------------
MANAGEMENT OWNERSHIP


As of February 28, 2005, Directors and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares.


--------------------------------------------------------------------------------
INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
THE ADVISOR AND SUBADVISOR

Cohen & Steers Capital Management, Inc., a New York Corporation and a registered investment advisor, with offices located at 757 Third Avenue, New York, New York 10017 is the investment advisor to the Fund.

The Advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, each of the open-end and eight closed-end Cohen & Steers funds. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Advisor on the basis of their ownership of the stock in the Advisor's parent company.

Pursuant to an Investment Advisory Agreement, the Advisor furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund regarding U.S. and Canadian securities, executes the purchase and sale orders for the portfolio transactions of the Fund regarding U.S. and Canadian securities and generally oversees the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor also is responsible for determining the allocation of the Fund's portfolio between various regions and countries, as well as supervising and monitoring the subadvisor, Houlihan Rovers, S.A. (the Subadvisor). The Advisor may collaborate with the Subadvisor on certain investments.

The Subadvisor is responsible for managing that portion of the Fund's portfolio that is allocated to investments in European or Asian (including Australian) real estate companies. The Subadvisor was formed in February 2000 and is a registered investment adviser. As of December 31, 2004, the Subadvisor managed approximately $536 million in assets for institutional clients and two Luxembourg-based investment companies. The Advisor's parent company owns 50% of the capital stock of the Subadvisor.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 0.95% of the average daily net asset value of the Fund for the first $1.5 billion and 0.85% of the average daily net asset value in excess of $1.5 billion. This fee is allocated among the separate classes based on the classes' proportionate shares of such average daily net asset value. For its services under the Subadvisory Agreement, the Advisor (not the Fund) pays the Subadvisor a monthly fee at the annual rate of 0.30% of the average daily net asset value of the Fund.

The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Advisor is not required to furnish under the Investment Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Advisor or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

All of the officers of the Fund listed above are officers or employees of the Advisor. Their affiliations with the Fund and with the Advisor are provided under their principal business occupations.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Accounts Managed. The Fund's portfolio managers (each referred to as a 'portfolio manager') are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of February 28, 2005, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

Martin Cohen

                        NUMBER OF     TOTAL ASSETS OF
                       ALL ACCOUNTS    ALL ACCOUNTS
                       ------------    ------------
Registered Investment
  Companies..........       12        $12,762,754,006
Other Pooled
  Investment
  Vehicles...........        4        $   853,688,495
Other Accounts.......       34        $ 2,329,161,630

Robert H. Steers

                        NUMBER OF     TOTAL ASSETS OF
                       ALL ACCOUNTS    ALL ACCOUNTS
                       ------------    ------------
Registered Investment
  Companies..........       12        $12,762,754,006
Other Pooled
  Investment
  Vehicles...........        4        $   853,688,495
Other Accounts.......       34        $ 2,329,161,630

Joseph M. Harvey

                        NUMBER OF     TOTAL ASSETS OF
                       ALL ACCOUNTS    ALL ACCOUNTS
                       ------------    ------------
Registered Investment
  Companies..........       12        $12,762,754,006
Other Pooled
  Investment
  Vehicles...........        4        $   853,688,495
Other Accounts.......       34        $ 2,329,161,630

James S. Corl

                        NUMBER OF     TOTAL ASSETS OF
                       ALL ACCOUNTS    ALL ACCOUNTS
                       ------------    ------------
Registered Investment
  Companies..........       12        $12,762,754,006
Other Pooled
  Investment
  Vehicles...........        4        $   853,688,495
Other Accounts.......       34        $ 2,329,161,630

W. Joseph Houlihan

                        NUMBER OF     TOTAL ASSETS OF
                       ALL ACCOUNTS    ALL ACCOUNTS
                       ------------    ------------
Registered Investment
  Companies..........        0              $0
Other Pooled
  Investment
  Vehicles...........        4         $141,354,757
Other Accounts.......        6         $445,553,556

Gerios J.M. Rovers

                        NUMBER OF     TOTAL ASSETS OF
                       ALL ACCOUNTS    ALL ACCOUNTS
                       ------------    ------------
Registered Investment
  Companies..........        0              $0
Other Pooled
  Investment
  Vehicles...........        4         $141,354,757
Other Accounts.......        6         $445,553,556

Share Ownership. The Fund is a newly organized investment company. Accordingly, as of the date of this SAI, none of the portfolio managers beneficially owns any securities issued by the Fund.

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of the Advisor to allocate investment ideas pro rata to all accounts with the same primary investment objective.

Advisor Compensation Structure. Compensation of the Advisor's portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Advisor's parent, Cohen & Steers, Inc. ('CNS'). The Advisor's investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Advisor's investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or around the December 31st fiscal year-end of CNS. This compensation structure has been in place since the initial public offering of common stock of CNS in 2004.

Method to Determine Compensation. The Advisor compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds and accounts with a primary investment objective of high current income, consideration will also be given to the fund's and account's success in achieving this objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. The Advisor does not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of the Advisor varies in line with the portfolio manager's seniority and position with the firm.

The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the firm and supervising various departments within the firm) will include consideration of the scope of such responsibilities and the portfolio managers' performance in meeting them. The Advisor seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Advisor participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Advisor and CNS. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the Advisor's portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation generally are a substantial portion of total compensation.

Subadvisor Compensation Structure. Compensation of the Subadvisor's portfolio managers and other investment professionals has two primary components: (1) a base salary and (2) an annual cash bonus. The Subadvisor's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Subadvisor's investment professionals is reviewed primarily on an annual basis. Cash bonuses and adjustments in base salary, if any, are typically paid or put into effect at or around December 31st of each year. This compensation structure has been in place since February 2000.

The portfolio managers of the Subadvisor are also principals of the firm and own 50% of the Subadvisor's capital stock. As a result, a significant percentage of the compensation of these portfolio managers may consist of the distribution of their proportionate share of the Subadvisor's net income.

Method to Determine Compensation. The Subadvisor compensates its portfolio managers based on a number of factors. The board of the Subadvisor will consider the scale and complexity of the portfolio managers' responsibilities and the total return performance of accounts versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods. Performance is evaluated on a pre-tax and pre-expense basis. Consideration may also be given to risk-adjusted performance. Investment performance is evaluated on an aggregate basis of all accounts. The Subadvisor does not have any funds or accounts with performance-based advisory fees.

In addition to investment performance, since the portfolio managers are also principals of the Subadvisor, the board of the Subadvisor will consider the success of the portfolio managers in meeting their business goals and objectives. While the salaries of the Subadvisor's portfolio managers are comparatively fixed, cash bonuses and the proportionate distribution of net income may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and distributions of net income will represent a substantial portion of total compensation.

--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephones, office equipment and supplies for the Fund; (ii) paying the compensation of the Fund's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the Prospectus and Statement of Additional Information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's stockholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual stockholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund;
(ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of 0.06% of the Fund's average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Advisor has caused the Fund to retain State Street Bank and Trust Company ('State Street') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund's net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund's books and records that are not maintained by the Advisor, Custodian or Transfer Agent; (iii) preparing financial information for the Fund's income tax returns, proxy statements, stockholders reports, and SEC filings; and (iv) responding to stockholders inquiries. Under the Administration Agreement, the Advisor remains responsible for monitoring and overseeing the performance by State Street of its obligations to the Fund under its Sub-Administration Agreement with the Fund, subject to the overall authority of the Fund's Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee. The administration fee paid by the Fund is computed on the basis of the aggregate net assets of all the funds in the Cohen & Steers fund complex at an annual rate equal to 0.03% of the first $2.2 billion in assets, 0.02% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000. The aggregate fee paid by the Fund and the other funds in the Cohen & Steers fund complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund's custodian and transfer agent. See Custodian and Transfer and Dividend Disbursing Agent, below. Boston Financial has been retained by State Street to provide transfer agency services to the Fund and is hereafter sometimes referred to as the Transfer Agent.

--------------------------------------------------------------------------------
DISTRIBUTOR

Cohen & Steers Securities, LLC, an affiliate of the Advisor, serves without charge as the distributor of shares of the Fund. Cohen & Steers Securities, LLC is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

Cohen & Steers Securities, LLC (the Distributor) is an 'affiliated person' of the Advisor, which is itself an affiliated person of the Fund. Those individuals identified above under 'Management of the Fund' as Directors or officers of both the Fund and the Distributor are affiliated persons of both entities.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at 225 Franklin Street, Boston, Massachusetts 02110 has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary, Boston Financial, to provide transfer and dividend disbursing agency services to the Fund. Neither State Street nor Boston Financial has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

--------------------------------------------------------------------------------
CODES OF ETHICS

The Fund, the Advisor and the Distributor, and the Subadvisor, have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The code of ethics of the Fund, the Advisor and the Distributor, among other things, prohibits management personnel from investing in REITs and real estate securities, preferred securities and initial public offerings and requires pre-approval for investments in Cohen & Steers closed-end funds and private placements. In addition, the Fund's Independent Directors are prohibited from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that the security is being considered for purchase or sale by the Fund, or is being purchased or sold by the Fund. The code of ethics of the Subadvisor, among other things, prohibits investment by employees in

European real estate securities and requires employees to obtain prior approval for personal securities transactions, with limited exceptions (e.g. commercial paper, CDs). These codes of ethics can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (information on the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-942-8090), is available on the EDGAR Database on the Securities and Exchange Commission's web site at http:\\www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or writing the Securities and Exchange Commission at Public Reference Section, Washington, D.C. 20549-0102.

--------------------------------------------------------------------------------
PROXY VOTING

The Fund's Board of Directors has delegated the responsibility for voting proxies on behalf of the Fund to both the Investment Manager and the Subadvisor, and has determined that the Investment Manager and the Subadvisor will each vote proxies with respect to those portfolio securities of the Fund for which they have investment responsibility. The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor and Subadvisor have three overall objectives in exercising voting rights:

A. Responsibility. The Advisor and Subadvisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company's stockholders. Although accountability can be promoted in a variety of ways, protecting stockholders' voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor and Subadvisor seek to ensure that the interests of a company's management and board are aligned with those of the company's shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor and Subadvisor seek to ensure that management effectively communicates with its owners about the company's business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company's securities.

In exercising voting rights, the Advisor and Subadvisor shall conduct themselves in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, the Advisor and Subadvisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, the Advisor and Subadvisor shall conduct themselves in the same manner as if they were the constructive owner of the securities.

5. To the extent reasonably possible, the Advisor and Subadvisor shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. The Advisor and the Subadvisor, and their respective officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Advisor and Subadvisor shall follow in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor and Subadvisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor and Subadvisor may consider the views of third parties, they shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor and Subadvisor shall consider both short-term and long-term views about a company's business and prospects, especially in light of the projected holding period on the stock (e.g., the Advisor and Subadvisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor's and Subadvisor's decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor and Subadvisor must be guided by their reasonable judgment to vote in a manner that the Advisor and Subadvisor deem to be in the best interests of the Fund and its stockholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, the Advisor and Subadvisor always favor compensation plans that align the interests of management and shareholders. The Advisor and Subadvisor generally approve compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor and Subadvisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Advisor and Subadvisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (evergreen) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Advisor and Subadvisor support measures to increase the long-term stock ownership by a company's executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options. In this respect, the Advisor supports the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Advisor and Subadvisor also support employee stock purchase plans, although the Advisor and Subadvisor generally believe the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other stock awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Advisor and Subadvisor recognize that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are the Advisor's and Subadvisor's guidelines on change of control issues:

Shareholder Rights Plans. The Advisor and Subadvisor acknowledge that there are arguments for and against shareholder rights plans, also known as 'poison pills.' Companies should put their case for rights plans to shareholders. The Advisor and Subadvisor generally vote against any directors who, without shareholder approval, to its knowledge have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Advisor and Subadvisor oppose the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against 'golden parachute' plans because they impede potential takeovers that shareholders should be free to consider. The Advisor and Subadvisor generally withhold votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Advisor and Subadvisor vote against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor and Subadvisor support proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election. The Advisor and Subadvisor generally vote in favor of management proposals on director nominees.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Advisor and Subadvisor support the election of a board that consists of at least a majority of independent directors. The Advisor and Subadvisor generally withhold support for non-independent directors who serve on a company's audit, compensation and/or nominating committees. The Advisor and Subadvisor also generally withhold support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Advisor and Subadvisor generally vote against classified boards. The Advisor votes in favor of shareholder proposals to declassify a board of directors unless a company's charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action. The Advisor and Subadvisor vote to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors -- that is, cast more than one vote for a director about whom they feel strongly -- generally increases shareholders' rights to effect change in the management of a corporation. The Advisor and Subadvisor therefore generally support proposals to adopt cumulative voting.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Advisor's and Subadvisor's general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock. The Advisor's and Subadvisor's guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor and Subadvisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that
(i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor and Subadvisor.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor and Subadvisor vote against adoption of a dual or multiple class capitalization structure.

Social Issues

The Advisor and Subadvisor believe that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor and Subadvisor generally vote against these types of proposals, which are generally initiated by shareholders, unless the Advisor and Subadvisor believe the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Advisor's and Subadvisor's portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures

The Advisor and Subadvisor maintain a record of all voting decisions for the period required by applicable laws. In each case in which the Advisor and Subadvisor vote contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of the Advisor and Subadvisor shall have responsibility for voting proxies, under the supervision of the Director of Research and the Chief Information Officer, respectively. The Director of Research's or the Chief Information Officer's designee (the 'Designee') shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The Advisor's and Subadvisor's General Counsel and Compliance Officer of Human Resources, respectively, shall have overall responsibility for ensuring that the Advisor and Subadvisor comply with all proxy voting requirements and procedures.

Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by the Advisor and Subadvisor:

Name of the company;

Ticker symbol;

CUSIP number;

Shareholder meeting date;

Brief identification of each matter voted upon;

Whether the matter was proposed by management or a shareholder;

Whether the Advisor and Subadvisor voted on the matter;

If the Advisor and Subadvisor voted, then how the Advisor and Subadvisor voted; and

Whether the Advisor and Subadvisor voted with or against management.

The Advisor's and Subadvisor's General Counsel and Compliance Officer of Human Resources, respectively, shall be responsible for maintaining and updating the Policies and Procedures, and for maintaining any records of written client requests for proxy voting information and documents that were prepared by the Advisor and Subadvisor and were deemed material to making a voting decision or that memorialized the basis for the decision.

The Advisor and Subadvisor shall rely on the SEC's EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest

There may be situations in which the Advisor and Subadvisor may face a conflict between its interests and those of its clients or Fund stockholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Advisor, the Subadvisor or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Advisor, Subadvisor or its affiliate with the company or proponent. This could occur if an affiliate of the Advisor or Subadvisor has a material business relationship with a company that the Advisor or Subadvisor has invested in on behalf of the Fund, and the Advisor or Subadvisor is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate's relationship.

Personal Relationships. The Advisor, Subadvisor or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Advisor, Subadvisor or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to identify if a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Advisor and Subadvisor presume a conflict to be nonmaterial unless it involves at least $500,000.

Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Advisor's Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Advisor and Subadvisor shall vote in accordance with the advice of a proxy voting service.

The Advisor's General Counsel and Subadvisor's Compliance Officer of Human Resources shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Advisor and Subadvisor are responsible for monitoring the relationships of the Advisor's and Subadvisor's affiliates for purposes of the Advisor's and Subadvisor's Inside Information Policy and Procedures. The General Counsel (or his designee) and Compliance Officer (or his designee) maintain a watch list and a restricted list. The Advisor's Investment Committee is unaware of the content of the watch list and therefore it is only those companies on the restricted list, which is made known to everyone at the Advisor or Subadvisor, for which potential concerns might arise. When a company is placed on the restricted list, the General Counsel (or his designee) and

Compliance Officer (or his designee) shall promptly inquire of the Designee as to whether there is a pending proxy voting opportunity with respect to that company, and continue to inquire on a weekly basis until such time as the company is no longer included on the restricted list. When there is a proxy voting opportunity with respect to a company that has been placed on the restricted list, the General Counsel and Compliance Officer, as applicable shall inform the Investment Committee that no proxy vote is to be submitted for that company until the general counsel and compliance officer, as applicable complete the conflicts analysis.

For purposes of monitoring personal or familial relationships, the General Counsel (or his designee) and Compliance Officer, as applicable shall receive on at least an annual basis from each member of the Advisor's Investment Committee written disclosure of any personal or familial relationships with public company directors that could raise potential conflict of interest concerns. Investment Committee members also shall agree in writing to advise if (i) there are material changes to any previously furnished information, (ii) a person with whom a personal or familial relationship exists is subsequently nominated as a director or (iii) a personal or familial relationship exists with any proponent of a proxy proposal or a participant in a proxy contest.

Identifying Materiality. The General Counsel and Compliance Officer, as applicable (or their designees) shall be responsible for determining whether a conflict is material. They shall evaluate financial based materiality in terms of both actual and potential fees to be received. Non-financial based items impacting a member of the Investment Committee shall be presumed to be material.

Communication with Investment Committee; Voting of Proxy. If the General Counsel and Compliance Officer of Human Resources determine that the relationship between the Advisor's or Subadvisor's affiliate and a company is financially material, he shall communicate that information to the members of the Advisor's Investment Committee and instruct them, and the Designee, that the Advisor and Subadvisor will vote its proxy based on the advice of a consulting firm engaged by the Advisor and Subadvisor. Any personal or familial relationship, or any other business relationship, that exists between a company and any member of the Investment Committee shall be presumed to be material, in which case the Advisor and Subadvisor again will vote its proxy based on the advice of a consulting firm engaged by the Advisor and Subadvisor. The fact that a member of the Investment Committee personally owns securities issued by a company will not disqualify the Advisor and Subadvisor from voting common stock issued by that company, since the member's personal and professional interests will be aligned.

In cases in which the Advisor and Subadvisor will vote its proxy based on the advice of a consulting firm, the General Counsel (or his designee) or Compliance Officer (or his designee) shall be responsible for ensuring that the Designee votes proxies in this manner. The General Counsel or Compliance Officer will maintain a written record of each instance when a conflict arises and how the conflict is resolved (e.g., whether the conflict is judged to be material, the basis on which the materiality is decision is made and how the proxy is voted).

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing for the twelve months ended June 30, 2004, is available (i) without charge, upon request, by calling the Fund toll-free at
(800) 437-9912 and (ii) on the SEC's website (http://www.sec.gov).

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor and Subadvisor. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees.

In selecting a broker to execute each particular transaction, the Advisor and Subadvisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Advisor and Subadvisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor or Subadvisor determines in good faith respectively that the Fund received best execution viewed in terms of either that particular transaction or the Advisor's or Subadvisor's ongoing responsibilities with respect to the Fund.

In addition, the Advisor and Subadvisor may receive research services from a broker in connection with initiating portfolio transactions for the Fund. Research services include pricing and market data services, as well as equipment facilitating the delivery of these. While it is not the policy to 'pay up' for these research services, the Advisor and Subadvisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor or Subadvisor, as the case may be, determines in good faith that the commission was reasonable in relation to the value of the research service provided viewed in terms of either that particular transaction or the Advisor's or Subadvisor's ongoing responsibilities to the Fund. Research and investment information is provided by brokers at no cost to the Advisor and Subadvisor and is available for the benefit of other accounts advised by the Advisor and Subadvisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor's or Subadvisor's expenses, it is not possible to estimate its value and in the opinion of the Advisor and Subadvisor it does not reduce the Advisor's or Subadvisor's expenses in a determinable amount. The extent to which the Advisor and Subadvisor make use of statistical, research and other services furnished by brokers is considered by the Advisor or Subadvisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor and Subadvisor do so in accordance with its respective judgment of the best interests of the Fund and its stockholders. The Advisor and Subadvisor may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which the Fund would be obligated to pay (such as custodial and professional fees).

--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK
--------------------------------------------------------------------------------

The Fund was incorporated on November 23, 2004, as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $.001 par value. The authorized shares of the Fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock. The Fund shall, to the extent permitted by applicable law, have the right, at its option, at any time to redeem shares owned by any stockholder of any class if the Board of Directors has determined that it is in the best interests of the Fund to redeem the shares. The Fund's shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to stockholders that affects only that class, including any matter that relates to that class' Rule 12b-1 Plan and has separate voting rights on any matter submitted to stockholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Stockholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

As of February 1, 2005, there were 8,750 shares of the Fund's common stock outstanding. Also as of that date, the following investor owned beneficially or of record 5% or more of the Fund's shares: Cohen & Steers Capital
Management, Inc.

--------------------------------------------------------------------------------
DEALER REALLOWANCES
--------------------------------------------------------------------------------

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

                                                       SALES CHARGE         SALES CHARGE         REGULAR DEALER
                                                         AS A % OF            AS A % OF        REALLOWANCE AS A %
                 INVESTMENT AMOUNT                   OFFERING PRICE(1)   NET AMOUNT INVESTED   OF OFFERING PRICE
                 -----------------                   -----------------   -------------------   -----------------
Less than $100,000.................................        4.50%                4.71%                4.00%
$100,000 but less than $250,000....................        3.75%                3.90%                3.25%
$250,000 but less than $500,000....................        2.75%                2.83%                2.25%
$500,000 but less than $1 million..................        2.25%                2.30%                1.75%
$1 million or more.................................        None                 None                 None'D'

---------
(1) 'Offering Price' is the amount that you actually pay for Fund shares; it includes the initial sales charge.

'D' See 'Other Share Information.'

--------------------------------------------------------------------------------
DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company's Board of Directors and approved by its stockholders. Under the Distribution Plan, the Fund will pay to the Distributor, as compensation for acting as principal underwriter of the Fund's shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25%, 0.75% and 0.75% of the average net assets of the Fund attributable to Class A shares, Class B shares and Class C shares, respectively. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance, (ii) to pay interest and other financing costs in the case of Class B shares and (iii) for other expenses such as advertising costs and the payment for printing and distribution of prospectuses to prospective investors. The Class I shares do not participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its stockholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

Under the Distribution Plan, the Fund's Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

The Distribution Plan and related agreements were duly approved by the stockholders and may be terminated at any time by a vote of the stockholders or by vote of the disinterested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the Board of Directors, and by the vote of the disinterested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without stockholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the disinterested Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per stockholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share of each class is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to materially affect the Fund's net asset value.

For purposes of determining the net asset value of each Class of the Fund, readily marketable portfolio securities principally traded on any exchange or similar regulated market reporting contemporaneous transaction prices are valued, except as indicated below, at the last sale price reflected on such principal market on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if there is no asked price, or if no asked price is available, the bid price may be used. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor and Subadvisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

Any securities for which market quotations are not readily available shall be valued in accordance with procedures approved by the Board of Directors.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

--------------------------------------------------------------------------------
REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES
--------------------------------------------------------------------------------

As discussed in the Prospectus for Class A shares, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his dealer, the transfer agent or the Distributor of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any 'person,' which term includes an individual, his spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Internal Revenue Code of 1986, as amended (the Code)) although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares of the Fund may be purchased at a reduced sales charge by a 'person' (as defined above) who is already a stockholder of the Fund and/or a stockholder of other Cohen & Steers open-end funds that impose initial sales charges ('Eligible Funds') by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund and other Eligible Funds already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his dealer, the transfer agent or the Distributor at the time of purchase that he wishes to take advantage of such entitlement, and give the numbers of his account, and those accounts held in the name of his spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the Letter) set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his dealer, the transfer agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor's purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the stockholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value without regard to investment amount (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client,
(iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and (v) to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and 'rabbi trusts.' Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, Directors and employees (and their immediate families) of the Fund, the Advisor, the Distributor, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and stockholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the Fund's sole discretion, for redemptions by: (i) retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed account programs,
(ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying stockholders, (iii) accounts due to death or disability of a stockholder and (iv) certain others as approved by the Fund.

The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or the Distributor at the time of purchase on a form for this purpose as available from the Fund.

--------------------------------------------------------------------------------
SALE OF FUND SHARES
--------------------------------------------------------------------------------

Payment of the price for shares that are sold or 'redeemed' may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the

Prospectus and in this Statement of Additional Information less any applicable contingent deferred sales charge on redemptions of Class B shares made within six years of purchase and on certain redemptions of Class A and Class C shares made within 12 months following purchases without a sales charge), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase, except that the redemption fee may be waived, in the Fund's sole discretion, for certain categories of redemptions, including, but not limited to: (i) redemptions by retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or wrap programs, (ii) redemptions due to death or disability of a stockholder and (iii) such other redemptions as approved by the Fund. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGES
--------------------------------------------------------------------------------
CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under 'Contingent Deferred Sales Charges -- Class B Shares.' In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

--------------------------------------------------------------------------------
CLASS B SHARES

Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the fund originally purchased by the stockholder.

The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a stockholder,
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a stockholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a stockholder's Class B shares, such Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a stockholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the stockholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

--------------------------------------------------------------------------------
CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto.

The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under Contingent Deferred Sales
Charges -- Class B Shares. In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

--------------------------------------------------------------------------------
CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge. Please see the Class I Prospectus for a further discussion of Class I shares.

--------------------------------------------------------------------------------
FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Cohen & Steers mutual fund, or in connection with a similar reorganization transaction.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries as compensation for distribution, administrative or other services. These payments ('Additional Payments') are in addition to the compensation these intermediaries receive from sales commissions, 12b-1 fees and stockholder service fees, as described in the prospectus. These Additional Payments may take the form of, among other things, 'due diligence' payments for an intermediary's examination of the Fund and payments for providing extra employee training and information relating to the Fund; 'listing' fees for the placement of the Fund on an intermediary's list of mutual funds available for purchase by its customers; 'marketing support' fees for providing assistance in promoting the sale of the Fund's shares; payments for the sale of shares and/or the maintenance of share balances; and fees for subaccounting, administrative and/or stockholder processing services that are in addition to the stockholder servicing fees paid by the Fund. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary.

The Advisor and Distributor may from time to time pay additional cash or non-cash incentives to intermediaries in connection with the sale of shares of the Fund, subject to applicable NASD rules. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or non-cash incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may include payment for attendance at seminars or payment for occasional meals, sporting events, theater performances or comparable entertainment. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to stockholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

--------------------------------------------------------------------------------
TAXATION OF THE FUND

The Fund intends to elect to be treated as, and to qualify annually as, a 'regulated investment company' under the Code.

To qualify for the favorable U.S. Federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its investment company taxable income

(as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest each taxable year.

The American Jobs Creation Act of 2004 (the 'Act'), which the President recently signed into law, provides that for taxable years of a regulated investment company beginning after October 22, 2004, net income derived from an interest in a 'qualified publicly traded partnership,' as defined in the Code, will be treated as qualifying income for purposes of the 90% gross income requirement described above. In addition, for the purposes of the diversification requirements described above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company's total assets may be invested in the securities of one or more qualified publicly traded partnerships. The Act also provides that the separate treatment for publicly traded partnerships under the passive loss rules of the Code applies to a regulated investment company holding an interest in a qualified publicly traded partnership, with respect to items attributable to such interest.

As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to stockholders. The Fund intends to distribute to its stockholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described below) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, unless the Fund elects to use a calendar year and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no Federal income tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to stockholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its stockholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to stockholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual stockholders and (ii) for the dividends received deduction (the DRD) under the Code in the case of corporate stockholders.

--------------------------------------------------------------------------------
DISTRIBUTIONS


Dividends paid out of the Fund's current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to a U.S. stockholder as ordinary income to the extent of the Fund's earnings and profits. For taxable years beginning on or before December 31, 2008, qualified dividend income received by individual stockholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from 'qualified foreign corporations' although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. A foreign corporation is a 'qualified foreign corporation' if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A 'qualified foreign corporation' does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund stockholders. For the Fund to receive qualified dividend income, the Fund must meet certain holding period requirements for the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each stockholder's investment in the Fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2008. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income.


Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a stockholder as long-term capital gains, regardless of how long the stockholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a stockholder as a return of capital which is applied against and reduces the stockholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the stockholder's basis in his or her shares, the excess will be treated by the stockholder as gain from a sale or exchange of the shares.

Dividends designated by the Fund and received by corporate stockholders of the Fund will qualify for the DRD to the extent of the amount of qualifying dividends received by the Fund from domestic corporations (other than REITs) for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be 'debt-financed' (generally, acquired with borrowed funds), (ii) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate stockholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or by application of the Code.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its stockholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each stockholder will
(i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Stockholders will be notified annually as to the U.S. federal tax status of distributions.

--------------------------------------------------------------------------------
SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund which a stockholder holds as a capital asset, such stockholder may realize a capital gain or loss which will be long-term or short-term, depending upon the stockholder's holding period for the shares. Generally, a stockholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% brackets) for taxable years beginning on or before December 31, 2008.

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a stockholder on a disposition of Fund shares held by the stockholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the stockholder (or amounts designated as undistributed capital gains) with respect to such shares.

--------------------------------------------------------------------------------
NATURE OF FUND'S INVESTMENTS

Certain of the Fund's investment practices are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions,
(ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash,
(v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income under the 90% annual gross income test described above. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

--------------------------------------------------------------------------------
ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the original issue discount) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of Federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its stockholders.

--------------------------------------------------------------------------------
INVESTMENT IN NON-U.S. SECURITIES

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to 'pass through' to the Fund's stockholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each stockholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each stockholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual stockholder who does not itemize deductions. In certain circumstances, a stockholder that (i) has held shares of the Fund for less than a specified minimum period during which it is not protected from risk of loss or
(ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for 'creditable' taxes to flow-through. Each stockholder should consult his own tax adviser regarding the potential application of foreign tax credits.

--------------------------------------------------------------------------------
PASSIVE FOREIGN INVESTMENT COMPANY

If the Fund purchases shares in a 'passive foreign investment company' (a 'PFIC'), the Fund may be subject to U.S. federal income tax on a portion of any 'excess distribution' or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its stockholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a 'qualified electing fund' under the Code (a 'QEF'), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities or other securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

--------------------------------------------------------------------------------
INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (REMICs). Under Treasury regulations that have not yet been proposed or issued, and which when proposed may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an excess inclusion) will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to stockholders of the regulated investment company in proportion to the dividends received by such stockholders, with the same consequences as if the stockholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to stockholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Investment Advisor does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

--------------------------------------------------------------------------------
BACKUP WITHHOLDING

The Fund may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable to stockholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate stockholders and certain other stockholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the stockholder's U.S. Federal income tax liability.

--------------------------------------------------------------------------------
FOREIGN STOCKHOLDERS

U.S. taxation of a stockholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a foreign stockholder) depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the stockholder.

Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign stockholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the stockholders (see Taxation -- Investment in Real Estate Investment Trusts above), which tax is generally withheld from such distributions. Under the Act, a new exemption is created under which the U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent such dividends are designated as 'interest-related dividends' or 'short-term capital gain dividends.' Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008.

Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign stockholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign stockholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign stockholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption (generally by providing an Internal Revenue Service Form W-8BEN). See Taxation -- Backup Withholding above. Under the Act, distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally cause the non-U.S. stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United
States and subject to the rules described under Taxation -- Foreign Stockholder's -- Income Effectively Connected below. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the non-U.S. stockholder to file a U.S. federal income tax return. This provision would generally apply to distributions with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008.

Any gain that a foreign stockholder realizes upon the sale or exchange of such stockholder's shares of the Fund will ordinarily be exempt from U.S. tax unless
(i) in the case of a stockholder that is a nonresident alien individual, the gain is U.S. source income and such stockholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) except, as provided under the Act, where the regulated investment company is 50% or more owned by U.S. persons, at any time during the shorter of the period during which the foreign stockholder held shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign stockholder actually or constructively held more than 5% of the shares of the Fund, in which event described in (ii), the gain would be taxed in the same manner as for a U.S. stockholder as discussed above and a 10% U.S. federal withholding tax generally would be imposed on the amount realized on the disposition of such shares to be credited against the foreign stockholder's U.S. Federal income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by a U.S. person and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign stockholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate stockholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign stockholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.

Foreign stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
TAX SHELTER REPORTING REGULATIONS

Under recently promulgated Treasury regulations, if a stockholder recognizes a loss with respect to shares of $2 million or more for an individual stockholder or $10 million or more for a corporate stockholder in any single taxable year (or a greater loss over a combination of years), the stockholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct stockholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, stockholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to stockholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Stockholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

--------------------------------------------------------------------------------
OTHER TAXATION

Fund stockholders may be subject to state, local and foreign taxes on their Fund distributions. Stockholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to stockholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                         P(1 + T)'pp'n = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

The Fund's 'average annual total return (after taxes on distributions)' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                          P(1 + T)'pp'n = ATV[u]D

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return (after taxes on distributions)
       n   =   number of years
 ATV[u]D   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), after taxes on distributions but not after taxes on redemptions.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

The Fund's 'average annual total return (after taxes on distributions and redemption)' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                             P(1 + T)'pp'n = ATV[u]DR

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return (after taxes on distributions
               and redemption)
       n   =   number of years
ATV[u]DR   =   Ending Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), after taxes on Fund distributions and redemption.

--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS

The Fund's aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                     AGGREGATE TOTAL RETURN = ERV - P
                                              -------
                                                 P

Where: P   =   a hypothetical initial payment of $1,000.
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                   a-b
                       YIELD = 2[(----- + 1)[pp]6 - 1]
                                   cd

Where: a   =   dividends and interest earned during the period,
       b   =   expenses accrued for the period (net of reimbursements),
       c   =   the average daily number of shares outstanding during the
               period that were entitled to receive dividends, and
       d   =   the maximum offering price per share on the last day of the period.

In reports or other communications to stockholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

--------------------------------------------------------------------------------
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Simpson Thacher & Bartlett LLP serves as counsel to the Fund, and is located at 425 Lexington Avenue, New York, New York 10017-3909.

PricewaterhouseCoopers LLP have been appointed as the independent registered public accounting firm for the Fund. The address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, New York 10017.

--------------------------------------------------------------------------------
FINANCIAL STATEMENT
--------------------------------------------------------------------------------

The Fund's statement of assets and liabilities presented below has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund.

--------------------------------------------------------------------------------
                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
           STATEMENT OF ASSETS AND LIABILITIES AS OF JANUARY 11, 2005
--------------------------------------------------------------------------------

Assets:
    Cash....................................................  $100,275
                                                              --------
        Total Assets........................................   100,275
                                                              --------
Liabilities
        Total Liabilities...................................     --
                                                              --------
Net Assets consist of:                                        $100,275
                                                              --------
                                                              --------
    CLASS A SHARES:
        NET ASSETS..........................................  $    115
        Shares issued and outstanding ($0.001 par value
        common stock outstanding)...........................        10
                                                              --------
        Net asset value and redemption price per share......  $  11.46
                                                              --------
                                                              --------
        Maximum offering price per share ($11.46 [div]
        0.955)(a)...........................................  $  12.00
                                                              --------
                                                              --------
    CLASS B SHARES:
        NET ASSETS..........................................  $    115
        Shares issued and outstanding ($0.001 par value
        common stock outstanding)...........................        10
                                                              --------
        Net asset value and offering price per share........  $  11.46
                                                              --------
                                                              --------
    CLASS C SHARES:
        NET ASSETS..........................................  $    115
        Shares issued and outstanding ($0.001 par value
        common stock outstanding)...........................        10
                                                              --------
        Net asset value and offering price per share........  $  11.46
                                                              --------
                                                              --------
    CLASS I SHARES:
        NET ASSETS..........................................  $ 99,930
        Shares issued and outstanding ($0.001 par value
        common stock outstanding)...........................     8,720
                                                              --------
        Net asset value, offering and redemption value per
        share...............................................  $  11.46
                                                              --------
                                                              --------

---------

(a) On investments of $100,000 or more, the offering price is reduced.

NOTES TO FINANCIAL STATEMENT

NOTE 1: ORGANIZATION

Cohen & Steers International Realty Fund, Inc. (the 'Fund') was incorporated under the laws of the State of Maryland on November 23, 2004 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end non-diversified management investment company. The Fund has been inactive since that date except for matters relating to the Fund's establishment, designation, registration of the Fund's shares of common stock ('Shares') under the Securities Act of 1933, and the sale of 10 shares each of Class A, B, C and 8,720 shares of Class I ('Initial Shares') for $100,275 to Cohen & Steers Capital Management, Inc. (the 'Advisor'). The proceeds of such Initial Shares in the Fund were invested in cash. There are 200,000,000 shares of $0.001 par value common stock authorized.

Cohen & Steers Capital Management, Inc. has agreed to pay all organization expenses and offering costs which are expected to be approximately $278,000.

NOTE 2: ACCOUNTING POLICIES

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 3: INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION AGREEMENTS; DISTRIBUTION PLAN AND STOCKHOLDER SERVICE PLAN

The Fund has entered into an Investment Advisory Agreement with the Advisor, under which the Advisor will provide general investment advisory and administrative services for the Fund. In addition, the Advisor is responsible for the supervision and ongoing monitoring of Houlihan Rovers S.A., the Fund's Subadvisor ('Subadvisor'). For providing these services, facilities and for bearing the related expenses, the Advisor will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.95% of the average daily net assets of the Fund for the first $1.5 billion and 0.85% of the average daily net assets in excess of $1.5 billion.

In addition to the reimbursement of organization and offering costs discussed in
Note 1, the Adviser has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.70% for the Class A shares and 2.35% for the Class B and Class C shares and 1.35% for the Class I shares through December 31, 2005. The Adviser has not agreed to reimburse the Fund for any portion of its fees beyond December 31, 2005.

Houlihan Rovers S.A., has been retained as Subadvisor and is responsible for managing the Fund's investments in certain non-U.S. real estate securities. For its services under the Subadvisory Agreement between the Advisor and the Subadvisor, the Advisor (not the Fund) pays the Subadvisor a monthly fee at the rate of 0.30% of the average daily assets of the Fund. The Advisor's parent company owns 50% of the capital stock of the Subadvisor.

The Fund has entered into an Administration Agreement with the Advisor, under which the Advisor performs certain administrative functions for the Fund, including providing administrative services necessary for the operations of the Fund and furnishing office space and facilities required for conducting the business of the Fund.

In accordance with the Administration Agreement and with the approval of the Board of Directors of the Fund, the Fund has entered into an agreement with State Street Bank as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, State Street Bank has assumed responsibility for certain fund administration services.

For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of 0.06% of the Fund's average daily net assets. Under the Sub-Administration agreement, the Fund pays State Street Bank a monthly administration fee. The sub-administration fee paid by the Fund to State Street Bank is computed on the basis of the aggregate net assets of all the funds in the Cohen & Steers fund complex at an annual rate equal to ..03% of the first $2.2 billion in assets, .02% of the next $2.2 billion and .01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000.
The aggregate fee paid by the Fund and the other funds in the Cohen & Steers complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay Cohen & Steers Securities, LLC a distribution fee at an annual rate of up to 0.25% of the average daily value of the Fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund's net assets attributable to the Class B and Class C shares.

The Fund has adopted a stockholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as stockholder servicing agents for their customers. For these services, the Fund may pay the stockholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Stockholder and Board of Directors of Cohen & Steers International Realty Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Cohen & Steers International Realty Fund, Inc. (the 'Fund') at January 11, 2005, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 4, 2005

                                     PART C

                               OTHER INFORMATION

ITEM 23. EXHIBITS

    (a)  (i) Articles of Incorporation(1)

         (ii) Articles of Amendment(2)

    (b)  By-Laws(1)

    (c) The rights of security holders are defined in the Registrant's Articles of Incorporation (Article FIFTH and Article SEVENTH), filed as Exhibit (a) to this Registration Statement and the Registrant's By-Laws (Article II and Article
VI) filed as Exhibit (b) to this Registration Statement.(1)

    (d)  (i) Form of Investment Advisory Agreement(2)

         (ii) Form of Subadvisory Agreement(2)

         (iii) Fee Waiver Agreement(2)

    (e) (i) Form of Underwriting Agreement (Class A, Class B and Class C shares)(2)

         (ii) Form of Distribution Agreement (Class I shares only)(2)

    (f)  Not Applicable

    (g)  Form of Master Custodian Agreement(2)

    (h)  (i) Form of Administration Agreement between the Fund and the
         Advisor(2)

         (ii) Form of Administration Agreement between the Fund and State Street Bank and Trust Company(2)

         (iii) Form of Transfer Agency and Service Agreement(2)

    (i)  (i) Opinion and Consent of Simpson Thacher & Bartlett LLP(2)

         (ii) Opinion and Consent of Venable LLP(2)

    (j)  Consent of Independent Registered Public Accounting Firm(3)

    (k)  Not Applicable

    (l)  Investment Representation Letter(2)

    (m) Distribution Plan(2)

    (n)  Multiple-Class Plan(2)

    (p)  (i) Code of Ethics of the Fund and the Advisor(2)

         (ii) Code of Ethics of Subadvisor(2)

    (q)  Powers of Attorney(2)
---------

(1) Filed previously with the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 23, 2004.

(2) Filed previously with the Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 4, 2005.

(3) Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not Applicable.

ITEM 25. INDEMNIFICATION

    It is the Registrant's policy to indemnify its Directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), and
Article VIII, of the Registrant's By-Laws, filed as Exhibit (b). The Liability of the Registrant's Directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation. The liability of the Advisor, for any loss suffered by the Registrant or its stockholders is set forth in Section 4 of the Investment Advisory Agreement, filed as Exhibit (d)(i) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant's administrator, for any loss suffered by the Registrant or its stockholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit

(h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant's distributor, for any loss suffered by the Registrant of its stockholders is set forth in Section 8 of each of the Underwriting Agreement and Distribution Agreement filed as Exhibits (e)(i) and
(e)(ii), respectively, to this Registration Statement.

    Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    The descriptions of the Advisor under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

    The following is a list of the Directors and officers of the Advisor. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

                NAME                                              TITLE
                ----                                              -----
Robert H. Steers.....................  Co-Chairman and Co-Chief Executive Officer, Director
Martin Cohen.........................  Co-Chairman and Co-Chief Executive Officer, Director
Joseph M. Harvey.....................  President
Adam Derechin........................  Chief Operating Officer
John J. McCombe......................  Executive Vice President
Lawrence B. Stoller..................  Executive Vice President and General Counsel
William F. Scapell...................  Senior Vice President, Director of Fixed Income Investments
Robert Becker........................  Senior Vice President
William J. Frischling................  Senior Vice President
James S. Corl........................  Executive Vice President
Jay J. Chen..........................  Senior Vice President
Victor M. Gomez......................  Senior Vice President -- Chief Financial Officer
Rahul Bhattacharjee..................  Vice President and Director of Research
Anthony Dotro........................  Vice President
Mark Freed...........................  Vice President
Robert Tisler........................  Vice President
Norbert Berrios......................  Vice President
Terrance R. Ober.....................  Vice President
Thomas Bohjalian.....................  Vice President
David Oakes..........................  Vice President
Hoyt Peters..........................  Vice President
John McLean..........................  Vice President and Associate General Counsel
Salvatore Rappa......................  Vice President and Associate General Counsel
Blair Lewis..........................  Vice President
Scott Collins........................  Vice President
Sandra Morgan........................  Vice President
Ben Morton...........................  Vice President
Pascal van Garderen..................  Vice President
Elaine Zaharis-Nikas.................  Vice President
Frank Zukowski.......................  Vice President
Rizaldi Santiago.....................  Controller

    Cohen & Steers Capital Management, Inc. acts as investment advisor to, in addition to the Registrant, the following investment companies:

           Cohen & Steers Realty Income Fund, Inc.
       Cohen & Steers Institutional Realty Shares, Inc.
       Cohen & Steers Advantage Income Realty Fund, Inc.
       Cohen & Steers Premium Income Realty Fund, Inc.
       Cohen & Steers Quality Income Realty Fund, Inc.
       Cohen & Steers Realty Shares, Inc.
       Cohen & Steers REIT and Preferred Income Fund, Inc.
       Cohen & Steers REIT and Utility Income Fund, Inc.
       Cohen & Steers Total Return Realty Fund, Inc.
       Cohen & Steers Select Utility Fund, Inc.
       Cohen & Steers Realty Focus Fund, Inc.
       Cohen & Steers Utility Fund, Inc.
       Cohen & Steers VIF Realty Fund, Inc.
       Cohen & Steers Dividend Majors Fund, Inc.
       American Skandia Trust -- AST Cohen & Steers Realty Portfolio

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company (in addition to the Registrant) for which Cohen & Steers Securities, LLC acts as principal underwriter are:

       Cohen & Steers Realty Income Fund, Inc.
       Cohen & Steers Institutional Realty Shares, Inc.
       Cohen & Steers Realty Shares, Inc.
       Cohen & Steers Realty Focus Fund, Inc.
       Cohen & Steers Utility Fund, Inc.
       Cohen & Steers VIF Realty Fund, Inc.

    (b) The following are Directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 757 Third Avenue, New York, New York 10017.

                                POSITION AND              POSITION AND
          NAME            OFFICES WITH DISTRIBUTOR  OFFICES WITH REGISTRANT
          ----            ------------------------  -----------------------
Robert H. Steers........  President                 Chairman, Director and
                                                      Secretary
Martin Cohen............  Vice President            President, Director and
                                                      Treasurer
Jay J. Chen.............  Assistant Treasurer       None

Lawrence B. Stoller.....  Chief Legal Officer       Assistant Secretary

    (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Sub-Administrator and Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.

ITEM 29. MANAGEMENT SERVICES

    Not Applicable.

ITEM 30. UNDERTAKINGS

    Not Applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of March, 2005.


                                                       COHEN & STEERS INTERNATIONAL REALTY
                                                         FUND, INC.

                                                       By:           /s/ MARTIN COHEN
                                                          ............................................
                                                                       NAME: MARTIN COHEN
                                                                        TITLE: PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




         SIGNATURE                                           TITLE                       DATE
         ---------                                           -----                       ----
By:            /s/ MARTIN COHEN             President, Treasurer and Director       March 28, 2005
 ........................................
              (MARTIN COHEN)

By:         /s/ ROBERT H. STEERS            Director, Chairman and Secretary        March 28, 2005
 .........................................
            (ROBERT H. STEERS)

                    *                       Director                                March 28, 2005
 .........................................
              (BONNIE COHEN)

                    *                       Director                                March 28, 2005
 .........................................
            (GEORGE GROSSMAN)

                    *                       Director                                March 28, 2005
 .........................................
            (RICHARD E. KROON)

                    *                       Director                                March 28, 2005
 .........................................
           (RICHARD J. NORMAN)

                    *                       Director                                March 28, 2005
 .........................................
             (FRANK K. ROSS)

                    *                       Director                                March 28, 2005
 .........................................
         (WILLARD H. SMITH, JR.)

                    *                       Director                                March 28, 2005
 .........................................
          (C. EDWARD WARD, JR.)

*By:         /s/ MARTIN COHEN
    ......................................
               MARTIN COHEN
            ATTORNEY-IN-FACT*

                          STATEMENT OF DIFFERENCES
                          ------------------------


 The dagger symbol shall be expressed as................................ 'D'
 The division sign shall be expressed as................................ [div]
 Characters normally expressed as superscript shall be preceded by...... 'pp'
 Characters normally expressed as subscript shall be preceded by........ [u]